DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.7%
37,943,813	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	34,325,870
25,238,242	AASET Trust, Series 2020-1A-A	3.35%	^	01/16/2040	22,286,100
14,250,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	12,648,015
10,620,143	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	10,661,449
15,295,000	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	15,359,982
19,061,416	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	17,283,444
36,159,192	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	32,659,127
8,919,807	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	8,298,872
28,899,760	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	29,360,792
29,468,256	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	29,626,674
12,411,150	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	11,905,546
2,529,327	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	2,529,327
7,587,972	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	7,840,654
4,446,918	Consumer Installment Loan Trust, Series 2018-6-PT	7.62%	#^	06/17/2041	4,139,668
5,467,057	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	5,482,758
24,297,330	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	24,450,632
7,940,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	8,242,922
30,388,786	Dividend SLR, Series 2019-1-A	3.67%	^	08/22/2039	30,726,448
47,013,750	Domino’s Pizza Master Issuer LLC, Series 2019-1A-A2	3.67%	^	10/25/2049	49,309,901
4,286,697	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	4,317,594
5,717,927	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	5,805,293
34,526,312	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	29,583,836
4,629,703	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	4,309,138
2,539,685	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	2,568,617
8,542,363	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	8,632,027
29,968,488	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	25,548,196
22,464,465	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	22,618,670
23,084,540	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	20,778,417
5,571,588	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	5,810,311
13,916,046	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	14,855,691
3,150,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	3,043,037
12,435,102	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	11,250,472
26,935,062	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72%	^	07/15/2039	23,769,761
47,760,000	JACK, Series 2019-1A-A23	4.97%	^	08/25/2049	48,937,762
62,045,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	56,988,041
22,110,175	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	19,151,679
7,584,338	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	7,502,898
21,750,000	Kabbage Funding LLC, Series 2019-1-B	4.07%	^	03/15/2024	18,535,285
7,521,710	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	6,305,307
74,026,402	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	61,250,037
20,567,080	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	20,881,983
27,634,185	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	28,049,721
29,686,667	Lunar Aircraft Ltd., Series 2020-1A-A	3.38%	^	02/15/2045	27,233,093
3,775,177	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	3,812,120
25,765,310	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82%	^	06/22/2043	26,598,117
14,853,951	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	15,058,564
18,771,498	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	19,442,662
3,224,820	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37%	^	12/21/2043	3,383,955
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	23,451,607
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	30,224,766
7,206,571	Newtek Small Business Loan Trust, Series 2018-1-A (1 Month LIBOR USD + 1.70%)	1.88%	^	02/25/2044	7,033,542
29,962,620	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	30,060,172
4,640,391	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	4,662,925
12,500,000	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46%	^	02/15/2027	12,892,606
49,157,923	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	42,439,804
11,193,806	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	11,323,209
31,381,315	Prosper Trust, Series 2019-ST1-A	4.50%	^	07/15/2025	30,986,601
19,592,956	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21%	^	08/23/2044	15,872,293
14,341,883	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	14,527,453
51,393,342	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	42,597,320
18,000,000	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34%	^	03/15/2040	10,036,872
12,278,542	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	12,316,127
28,192,737	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	25,067,149
8,643,248	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.60%		06/15/2039	8,026,445
6,645,747	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.58%		12/15/2039	6,137,247
34,727,592	SLVRR, Series 2019-1-A	3.97%	^	07/15/2044	30,022,003
949,010	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	955,788
387,048	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	388,225
3,948,280	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	3,959,506
4,671,752	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,719,696
2,571,671	SoFi Consumer Loan Program Trust, Series 2018-4-A	3.54%	^	11/26/2027	2,600,901
6,343,404	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	6,383,387
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	20,823,022
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	13,652,475
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61%	^	02/25/2042	22,851,054
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83%	^	08/25/2047	17,584,546
2,993,225	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	3,013,156
66,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	66,718,214
24,287,991	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	21,658,476
995,386	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,019,141
23,252,813	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	21,066,513
52,962,538	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67%	^	02/15/2045	42,768,626
14,182,498	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	14,181,275
17,242,297	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75%	^	06/20/2046	17,486,728
48,454,516	Sunnova Sol LLC, Series 2020-1A-A	3.35%	^	02/01/2055	47,545,006
985,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	1,007,192
2,849,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	2,873,054
3,914,658	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	3,895,052
3,511,975	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	3,509,287
20,150,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	20,152,204
29,520,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	29,618,157
10,026,113	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90%	^	09/15/2025	9,919,264
15,182,392	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	15,247,828
17,677,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	18,212,807
18,593,750	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	18,944,685
18,146,002	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	17,076,907
45,381,584	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	44,775,585
20,580,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08%	^	06/15/2049	21,702,433
6,317,156	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	6,363,890
52,650,242	Willis Engine Structured Trust, Series 2020-A-A	3.23%	^	03/15/2045	39,665,007
9,525,626	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	8,742,934

Total Asset Backed Obligations (Cost $1,961,098,556)					1,851,920,627

Collateralized Loan Obligations - 4.1%
12,000,000	522 Funding Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	2.94%	^	01/15/2033	11,760,619
10,000,000	AGL Ltd., Series 2020-5A-B (3 Month LIBOR USD + 2.78%, 2.78% Floor)	3.08%	^	07/20/2030	9,998,191
36,216,156	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.07%	^	01/15/2028	35,765,330
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	2.39%	^	01/28/2031	1,925,379
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.42%	^	10/15/2031	35,057,391
3,000,000	Apidos, Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	3.02%	^	04/15/2031	2,772,261
35,000,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.37%	^	10/20/2031	33,834,096
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	2.49%	^	04/20/2030	19,647,581
10,450,000	Bain Capital Credit Ltd., Series 2019-3A-B2 (3 Month LIBOR USD + 1.87%, 1.87% Floor)	2.98%	^	10/21/2032	10,008,055
7,500,000	Battalion Ltd., Series 2019-16A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	3.27%	^	12/19/2032	7,340,849
25,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	1.80%	^	06/15/2031	24,437,553
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 0.17% Floor)	2.09%	^	08/15/2031	4,824,983
5,000,000	Broad River BSL Funding , Series 2020-1A-B (3 Month LIBOR USD + 2.38%, 2.38% Floor)	2.59%	^	04/20/2029	5,000,387
31,500,000	Catamaran Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.24%	^	10/25/2031	30,982,128
3,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.63%	^	07/13/2029	2,967,080
5,065,000	CFIP Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.10%)	3.24%	^	01/18/2030	4,782,073
98,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.48%	^	07/20/2030	96,957,747
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.33%	^	01/20/2031	59,900,735
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	2.62%	^	01/15/2031	3,298,750
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	2.45%	^	10/15/2029	34,590,391
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.34%	^	07/15/2031	24,612,927
5,500,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	3.24%	^	04/20/2031	5,435,939
32,000,000	Elmwood Ltd., Series 2019-3A-A1 (3 Month LIBOR USD + 1.37%, 1.37% Floor)	2.59%	^	10/15/2032	31,277,792
20,250,000	Fort Washington, Series 2019-1A-A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	2.56%	^	10/20/2032	19,945,676
76,100,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	2.02%	^	04/26/2031	73,607,685
43,500,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.32%	^	10/20/2031	42,442,950
17,500,000	Gulf Stream Meridian Ltd., Series 2020-IA-A1 (3 Month LIBOR USD + 1.37%, 1.37% Floor)	3.00%	^	04/15/2033	17,111,042
1,780,060	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.89%	^Þ	04/28/2025	948,717
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.75%	^	10/22/2025	4,182,503
43,080,189	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.04%	^	10/18/2027	42,471,786
25,000,000	Halsey Point Ltd., Series 2019-1A-A1A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.26%	^	01/20/2033	24,592,868
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.11%	^	01/20/2033	12,884,986
30,878,073	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	2.27%	^	07/18/2031	30,217,482
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%)	1.57%	^	03/15/2027	9,565,802
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.14%	^	04/25/2030	55,371,463
20,000,000	Jamestown Ltd., Series 2019-14A-A1 (3 Month LIBOR USD + 1.38%, 1.38% Floor)	3.29%	^	10/20/2032	19,611,115
9,500,000	Jamestown Ltd., Series 2019-14A-A2 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.11%	^	10/20/2032	9,306,579
13,600,000	Kayne Ltd., Series 2019-5A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	2.37%	^	07/24/2032	13,293,141
12,950,000	Kayne Ltd., Series 2019-5A-B1 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	3.02%	^	07/24/2032	12,783,421
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.37%	^	10/15/2031	28,949,742
2,181,000	Madison Park Funding Ltd., Series 2014-15A-A2R (3 Month LIBOR USD + 1.50%)	2.49%	^	01/27/2026	2,148,277
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.44%	^	01/27/2026	5,329,188
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.43%	^	01/27/2026	4,429,761
13,673,205	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	2.21%	^	10/28/2025	13,635,727
25,000,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	2.47%	^	01/20/2032	24,348,049
16,000,000	Marble Point Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.42%)	2.46%	^	07/23/2032	15,691,985
54,500,000	Midocean Credit Partners, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.29%	^	07/20/2031	53,025,170
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.39%	^	10/20/2030	63,221,341
55,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.27%	^	07/25/2029	53,899,041
24,322,993	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	1.80%	^	10/28/2027	23,845,642
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	2.37%	^	07/15/2031	28,716,268
19,362,254	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.66%	^	11/15/2030	18,748,906
38,668,291	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	2.24%	^	04/19/2031	37,362,758
20,000,000	Ocean Trails, Series 2019-7A-A1 (3 Month LIBOR USD + 1.40%, 1.40% Floor)	2.53%	^	04/17/2030	19,600,000
2,000,000	OCP Ltd., Series 2020-18A-B1 (3 Month LIBOR USD + 2.40%)	2.65%	^	04/20/2030	2,002,399
3,038,855	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.40%)	3.54%	^	07/20/2030	2,951,397
10,000,000	Octagon Investment Partners Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.85%	^	04/20/2031	10,001,062
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.37%	^	07/15/2031	72,638,642
38,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	1.56%	^	08/23/2031	37,232,483
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	2.37%	^	07/15/2031	27,311,354
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	2.78%	^	07/17/2031	2,401,410
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	2.18%	^	10/25/2031	19,550,000
25,500,000	Rockford Tower Ltd., Series 2017-3A-A (3 Month LIBOR USD + 1.19%)	2.33%	^	10/20/2030	24,908,310
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	1.48%	^	05/20/2031	37,960,721
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.29%	^	04/18/2031	48,350,921
36,500,000	Sound Point Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.39%, 1.39% Floor)	2.53%	^	07/20/2032	35,788,591
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	2.94%	^	07/26/2031	16,679,582
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.17%	^	10/26/2031	27,095,177
9,000,000	Sound Point Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	2.51%	^	01/20/2032	8,838,074
25,750,000	Sound Point Ltd., Series 2019-4A-A1A (3 Month LIBOR USD + 1.40%, 1.40% Floor)	3.23%	^	01/15/2033	25,338,371
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.18%	^	04/21/2031	29,085,351
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.63%	^	05/21/2029	19,716,707
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.43%	^	06/15/2031	32,719,248
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.42%	^	04/15/2032	9,729,315
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.39%	^	01/17/2032	9,772,454
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	3.14%	^	10/18/2030	3,695,998
6,971,311	THL Credit Wind River Ltd., Series 2014-1A-ARR (3 Month LIBOR USD + 1.05%, 1.05% Floor)	2.19%	^	07/18/2031	6,687,912
19,878,268	Venture Ltd., Series 2013-15A-A1R2 (3 Month LIBOR USD + 13.70%)	2.59%	^	07/15/2032	19,437,009
25,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.48%	^	01/15/2032	24,341,110
42,924,516	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.04%	^	04/15/2027	42,492,896
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34%	^	10/20/2031	72,476,269
25,000,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.11%, 0.11% Floor)	2.23%	^	07/17/2031	24,188,738
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34%	^	10/20/2031	44,805,904
1,562,537	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	1.59%	^	05/01/2026	1,542,919
3,950,943	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	2.37%	^	10/18/2030	3,842,258
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.36%	^	01/15/2031	38,681,410
30,000,000	York Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.35%)	2.45%	^	07/22/2032	29,456,250
4,166,056	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.19%	^	07/25/2026	4,163,763
2,479,140	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	2.75%	^	10/15/2028	2,466,673

Total Collateralized Loan Obligations (Cost $2,142,448,825)					2,096,817,986

Non-Agency Commercial Mortgage Backed Obligations - 7.6%
10,139,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	8,727,000
7,727,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	6,325,997
260,279,572	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.09%	^ I/O	05/15/2053	18,147,733
2,837,533	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.08%	^	04/15/2035	2,644,091
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	12/15/2036	8,266,801
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.13%	^	06/15/2035	27,551,086
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.48%	^	06/15/2035	25,087,818
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	10,468,579
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.18%	#^	01/15/2032	29,927,905
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.18%	#^	01/15/2032	6,429,053
12,399,104	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	124
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.51%	#	09/15/2048	4,264,447
56,168,850	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.94%	#I/O	09/15/2048	1,843,288
5,018,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.28%	^	09/15/2035	4,525,240
6,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.68%	^	03/15/2036	6,130,864
1,057,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	03/15/2036	938,389
5,306,414	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.23%	^	09/15/2036	5,097,671
39,141,394	BANK, Series 2017-BNK4-XA	1.57%	#I/O	05/15/2050	2,657,243
88,262,360	BANK, Series 2017-BNK5-XA	1.22%	#I/O	06/15/2060	4,361,917
1,750,000	BANK, Series 2018-BN10-AS	3.90%	#	02/15/2061	1,940,501
151,007,233	BANK, Series 2018-BN10-XA	0.88%	#I/O	02/15/2061	6,715,669
94,702,239	BANK, Series 2019-BN16-XA	1.13%	#I/O	02/15/2052	6,055,072
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	46,384,137
1,099,000	BANK, Series 2019-BN20-AS	3.24%	#	09/15/2062	1,199,958
10,035,000	BANK, Series 2020-BN26-AS	2.69%		03/15/2063	10,377,267
11,924,000	BANK, Series 2020-BN26-ASB	2.31%		03/15/2063	12,628,921
55,812,000	BANK, Series 2020-BN27-XA	1.16%	#I/O	04/15/2063	5,225,175
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	27,270,084
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	08/15/2036	11,233,448
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.88%	^	08/15/2036	12,404,943
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	08/15/2036	25,249,062
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	08/15/2036	23,590,510
186,988,775	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.75%	#I/O	08/15/2052	19,962,248
74,984,590	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	1.02%	#I/O	11/15/2052	4,615,167
12,406,000	BBCMS Mortgage Trust, Series 2017-DELC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.03%	^	08/15/2036	11,886,532
13,279,071	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	10/15/2037	12,171,197
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	07/15/2037	61,164,876
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.73%	^	07/15/2037	17,450,872
9,135,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.91%	^	03/15/2037	8,716,591
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.42%	^	03/15/2037	4,768,718
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.69%	#^	02/15/2053	11,116,263
12,284,000	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.69%	#^	02/15/2053	10,747,542
189,614,562	BBCMS Mortgage Trust, Series 2020-C6-XA	1.06%	#I/O	02/15/2053	14,334,482
37,597,654	Benchmark Mortgage Trust, Series 2018-B7-XA	0.60%	#I/O	05/15/2053	1,043,606
134,081,914	Benchmark Mortgage Trust, Series 2019-B15-XA	0.95%	#I/O	12/15/2072	8,098,896
80,795,949	Benchmark Mortgage Trust, Series 2019-B9-XA	1.21%	#I/O	03/15/2052	5,694,523
3,953,000	Benchmark Mortgage Trust, Series 2020-B16-B	3.18%	#	02/15/2053	3,918,931
75,383,358	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05%	#I/O	02/15/2053	5,505,179
75,547,385	Benchmark Mortgage Trust, Series 2020-B17-XA	1.54%	#I/O	03/15/2053	7,312,050
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51%	#I/O	09/15/2043	10,768,413
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.52%	^	10/15/2034	631,115
6,223,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.42%	^	10/15/2034	5,490,348
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%	^	07/15/2035	71,772,150
14,591,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2035	13,295,814
27,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	1.00%	^	06/15/2035	26,193,847
2,600,000	BSPRT Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.23%	^	09/15/2035	2,551,900
3,333,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33%	^	05/15/2029	3,276,362
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.51%	^	03/15/2037	6,384,537
35,415,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.14%	^	03/15/2037	32,573,580
21,611,049	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	20,233,433
23,862,843	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	22,787,056
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	59,818,996
41,318,786	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.27%	^	09/15/2037	37,019,947
2,447,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.95%	^	05/15/2035	2,219,670
4,437,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.15%	^	05/15/2035	3,939,434
7,481,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.60%	^	05/15/2035	6,504,887
2,014,000	BX Trust, Series 2019-ATL-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.42%	^	10/15/2036	1,776,201
8,644,000	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	08/15/2036	8,079,042
180,761,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	160,596,749
326,679,000	BX Trust, Series 2019-OC11-XB	0.32%	#^I/O	12/09/2041	6,367,954
49,125,191	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.10%	#I/O	11/13/2050	2,101,635
5,394,250	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 2.05% Floor)	2.05%	^	08/21/2032	5,259,452
4,517,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4-AM	3.69%		05/10/2058	4,793,513
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.03%	#	05/10/2058	7,105,796
59,599,051	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.86%	#I/O	05/10/2058	4,166,218
43,685,355	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.78%	#I/O	06/15/2050	2,986,344
6,952,979	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	2.33%	^	07/15/2032	6,801,683
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2036	40,359,629
21,782,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.93%	^	11/15/2036	19,740,208
184,075,279	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.93%	#^I/O	09/10/2045	5,568,793
145,806,799	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.32%	#I/O	03/10/2047	5,023,832
78,881,473	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.34%	#I/O	05/10/2047	2,929,729
184,887,572	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.14%	#I/O	10/10/2047	6,463,059
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,468,589
7,278,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57%	#	02/10/2048	6,917,663
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	2,437,840
200,588,255	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.49%	#I/O	02/10/2048	9,243,929
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.72%	#	09/10/2058	13,282,035
170,753,049	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.04%	#I/O	09/10/2058	6,395,692
104,745,247	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.04%	#I/O	05/10/2049	8,827,563
210,193,315	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.42%	#I/O	02/10/2049	10,351,916
42,925,465	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.91%	#I/O	04/10/2049	3,260,635
103,783,669	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	7,177,087
59,567,732	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.13%	#I/O	07/10/2049	4,893,811
37,218,854	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.65%	#I/O	10/10/2049	2,316,844
46,473,302	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.28%	#I/O	04/14/2050	2,584,692
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62%	^	12/10/2041	20,844,734
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62%	^	12/10/2041	3,140,331
63,849,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.44%	^	08/20/2035	62,336,609
1,375,279	Commercial Mortgage Pass Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,380,879
31,036,145	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.79%	#I/O	08/15/2045	816,595
137,870,953	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.01%	#I/O	10/15/2045	4,436,894
104,848,408	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.28%	#^I/O	12/10/2044	2,395,304
143,044,492	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.82%	#I/O	08/10/2046	2,575,516
187,711,805	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	#I/O	10/10/2046	5,838,119
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	5.05%	#	11/10/2046	817,117
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.89%	#	08/10/2047	7,403,001
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	28,527,004
95,020,002	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.23%	#I/O	06/10/2047	3,313,452
185,929,171	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.03%	#I/O	03/10/2048	5,648,324
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.63%	#	10/10/2048	9,329,959
83,024,889	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.08%	#I/O	10/10/2048	3,257,980
17,822,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45%	#	02/10/2048	16,428,166
337,888,256	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	11,747,023
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	24,968,079
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	19,462,531
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	4.34%	#^	10/10/2029	1,662,080
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	4.13%	#^	10/10/2029	5,433,741
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	09/15/2033	17,785,661
833,000	Commercial Mortgage Trust, Series 2015-3BP-F	3.35%	#^	02/10/2035	711,533
1,782,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	12/15/2031	1,700,948
149,615,526	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69%	#^I/O	09/15/2037	3,522,084
21,821,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.16%	^	05/15/2036	21,669,187
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	05/15/2036	20,837,557
4,165,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	05/15/2036	3,956,408
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.41%	#	04/15/2050	4,249,982
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	14,177,031
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.24%	#	08/15/2048	9,354,691
12,154,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.49%	#	08/15/2048	11,109,576
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.73%	#	11/15/2048	9,026,804
302,845,593	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	1.01%	#I/O	11/15/2048	10,582,970
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.53%	#	11/15/2049	1,948,304
186,098,553	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.38%	#I/O	06/15/2050	9,292,329
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.25%	#	11/15/2050	5,111,843
91,241,565	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.86%	#I/O	11/15/2050	3,614,954
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.05%	#	11/15/2051	1,509,452
4,393,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	4,802,384
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	16,135,748
26,583,088	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.51%	#I/O	09/15/2052	2,446,349
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	7,751,406
255,524,204	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.21%	#I/O	12/15/2052	17,748,737
269,665,743	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24%	#I/O	03/15/2053	22,716,804
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.15%	#I/O	03/15/2053	691,263
7,050,000	CSMC Trust, Series 2017-CALI-E	3.90%	#^	11/10/2032	6,899,401
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90%	#^	11/10/2032	5,723,144
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2032	10,051,217
21,321,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.48%	^	07/15/2032	16,662,063
3,818,000	CSMC Trust, Series 2017-MOON-D	3.30%	#^	07/10/2034	3,677,987
4,673,000	CSMC Trust, Series 2017-MOON-E	3.30%	#^	07/10/2034	4,363,389
50,000,000	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	4.72%	^	07/15/2022	50,094,550
26,621,678	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	08/15/2035	25,723,676
99,024,136	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.20%	#^I/O	07/10/2044	452,431
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.27%	#^	05/10/2044	2,985,728
17,163,305	DBWF Mortgage Trust, Series 2018-GLKS-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.22%	^	12/19/2030	16,378,884
120,624,229	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.60%	#I/O	05/10/2049	7,328,368
46,463,532	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.19%	^	04/15/2036	45,023,163
28,473,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.09%	#^	12/10/2036	25,402,904
9,232,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09%	#^	12/10/2036	7,649,717
9,232,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09%	#^	12/10/2036	7,164,347
11,851,455	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	11,779,524
2,850,096	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.88%	^	08/25/2024	2,784,576
3,751,855	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	08/25/2024	3,662,287
3,000,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.48%	^	02/22/2036	2,950,500
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.92%	^	12/15/2036	62,481,983
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	63,955,958
9,980,847	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	10,113,137
7,968,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	06/15/2038	7,647,055
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.25%	#^	02/10/2037	7,292,284
8,967,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-E	3.25%	#^	02/10/2037	8,304,904
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25%	#^	02/10/2037	6,026,979
13,235,375	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.81%	#^I/O	03/10/2044	22,381
21,726,865	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.64%	#I/O	02/10/2046	673,861
217,705,521	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.14%	#I/O	02/10/2048	8,052,884
228,189,393	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.91%	#I/O	07/10/2048	6,870,920
162,746,438	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.42%	#I/O	10/10/2048	8,224,180
206,157,132	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.59%	#I/O	03/10/2051	5,751,062
16,399,000	GS Mortgage Securities Corporation, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	11/15/2032	15,567,687
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	1.08%	^	07/15/2031	32,961,067
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	1.78%	^	07/15/2031	3,618,185
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.28%	^	07/15/2031	10,982,651
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	07/15/2031	10,137,325
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.11%	^	07/15/2031	4,054,933
23,022,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.87% Floor)	2.06%	^	06/15/2036	21,635,242
90,712,006	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.12%	#^I/O	01/10/2045	1,673,210
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.47%	#	02/10/2048	3,245,013
66,944,020	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.92%	#I/O	11/10/2048	2,390,464
54,976,005	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.80%	#I/O	05/10/2049	3,487,062
305,302,668	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.37%	#I/O	10/10/2049	16,047,441
68,605,593	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.68%	#I/O	11/10/2049	1,608,705
189,707,201	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.27%	#I/O	08/10/2050	11,092,199
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.50%	#I/O	08/10/2050	2,129,926
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	3,340,802
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	6,484,205
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	8,733,275
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#^	03/10/2033	7,995,001
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	9,633,892
60,976,394	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.12%	#I/O	02/10/2052	3,947,526
17,195,285	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.30%	#I/O	05/10/2052	1,247,272
182,215,876	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.68%	#I/O	02/13/2053	9,325,790
7,037,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	12/15/2034	5,857,685
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83%	^	11/05/2035	5,624,943
33,850,825	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2036	27,827,071
8,420,221	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.13%	^	06/15/2034	7,983,181
2,636,233	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.28%	^	06/15/2034	2,408,781
499,696	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	1.12%	#^I/O	01/12/2037	5,378
1,085,215	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	8
18,407,798	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.63%	#I/O	06/12/2047	219
47,380,311	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	474
126,632,975	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.73%	#I/O	05/15/2045	2,751,811
258,691,032	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.92%	#I/O	10/15/2045	8,214,889
105,431,284	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	1,540,731
77,006,443	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.23%	#I/O	01/15/2049	2,435,506
1,130,205	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/15/2032	1,078,883
61,513,866	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%	^	06/15/2032	58,079,455
9,343,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.50%	^	11/15/2035	7,880,623
103,312,500	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2019-EMBS-AB (1 Month LIBOR USD + 2.32%, 2.32% Floor)	2.49%	^	02/07/2024	97,875,576
1,307,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.53%	#^	07/15/2046	1,307,817
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	4,177,397
428,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5-AS	3.86%	#	03/15/2050	460,630
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.10%, 1.14% Floor)	1.28%	^	02/15/2035	6,171,574
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.30%, 1.34% Floor)	1.48%	^	02/15/2035	770,418
1,145,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88%	#^	01/05/2031	1,100,521
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	5,576,960
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	5,703,717
13,604,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41%	#	11/13/2052	14,341,367
10,822,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.69%	#^	01/10/2037	9,377,945
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	36,576,969
80,631,568	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.99%	#I/O	02/15/2047	1,921,845
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	3,174,637
183,595,001	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	5,471,902
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52%	#	01/15/2048	6,122,941
189,160,785	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.11%	#I/O	01/15/2048	6,527,939
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44%	#	02/15/2048	11,142,345
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94%	#^	02/15/2048	8,193,969
305,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	288,228
20,569,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.29%	#	10/15/2048	18,821,187
33,835,348	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.11%	#I/O	10/15/2048	1,120,589
43,736,276	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.84%	#I/O	05/15/2048	1,020,778
147,910,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.65%	#I/O	07/15/2048	3,158,840
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80%	#	11/15/2048	20,784,050
84,986,449	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.47%	#I/O	11/15/2048	2,602,285
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	16,337,984
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89%	#	03/15/2049	32,269,875
145,439,163	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.82%	#I/O	06/15/2049	8,127,577
160,310,072	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.09%	#I/O	03/15/2050	7,368,845
93,014,402	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.66%	#I/O	06/13/2052	9,224,871
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29%		05/13/2053	1,488,716
282,350,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.66%	#I/O	05/13/2053	32,857,352
12,400,000	KKR Industrial Portfolio Trust, Series 2020-AIP-C (1 Month LIBOR USD + 1.63%, 1.63% Floor)	1.82%	^	03/15/2037	12,089,544
3,500,000	KREF Ltd., Series 2018-FL1-AS (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.54%	^	06/15/2036	3,424,750
8,309,104	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.88%	#^I/O	11/15/2038	1,794
3,337,000	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.31%	^	05/15/2028	3,303,630
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.68%	^	05/15/2036	41,327,760
20,558,428	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.15%	#^I/O	03/10/2050	723,529
3,559,000	MBRT, Series 2019-MBR-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.03%	^	11/15/2036	3,398,639
8,805,950	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	1.24%	#I/O	11/15/2026	23,448
11,498,000	MF1 Ltd., Series 2020-FL3-A (1 Month LIBOR USD + 2.05%)	2.24%	^	07/15/2035	11,559,802
12,625,000	MFT Trust, Series 2020-ABC-A	3.36%	^	02/10/2042	13,056,704
5,326,000	MFT Trust, Series 2020-ABC-B	3.48%	#^	02/10/2042	5,414,118
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	881,492
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	#^	10/15/2030	9,536,968
140,883,100	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.76%	#I/O	10/15/2046	2,235,237
30,503,310	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.47%	#I/O	02/15/2046	846,836
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.67%	#	10/15/2047	12,514,013
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	34,647,044
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,618,017
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	5,065,938
225,335,418	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.46%	#I/O	02/15/2048	9,460,707
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.29%	#	07/15/2050	9,647,339
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	7,827,078
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	18,152,335
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,009,567
152,492,256	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.35%	#I/O	01/15/2049	7,319,887
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.46%	#	11/15/2049	2,002,300
51,293,239	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.57%	#I/O	05/15/2050	3,081,241
19,949,020	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.72%	#^I/O	11/12/2041	3,920
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32%	#	12/15/2048	7,141,499
26,544,624	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	1.03%	#I/O	12/15/2048	1,015,112
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	9,206,927
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	13,507,458
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	8,885,883
146,367,306	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.59%	#I/O	06/15/2050	9,385,116
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.42%	#^	07/11/2040	5,939,143
11,392,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.83%	^	07/15/2035	10,377,837
20,425,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	07/15/2035	18,047,271
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	07/15/2035	9,110,669
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	5,853,465
79,177,475	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.19%	#I/O	03/15/2052	5,603,746
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	4,078,296
157,504,648	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.77%	#I/O	11/15/2052	7,497,205
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.48%	^	05/15/2036	1,210,594
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	05/15/2036	5,173,968
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	22,732,986
288,445,765	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.20%	#I/O	02/15/2053	23,563,711
1,365,220	Motel 6 Trust, Series 2017-MTL6-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	1.10%	^	08/15/2034	1,342,047
54,253,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	46,872,189
2,116,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	10/15/2037	1,994,415
14,557,137	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.13%	^	06/15/2035	13,853,847
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75%	^	12/15/2038	11,566,170
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	02/15/2036	14,114,867
3,453,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	3,436,938
14,159,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	1.94%	^	06/15/2033	13,912,626
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.24%	^	06/15/2033	15,160,317
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.36%	^	11/11/2034	6,353,118
3,150,000	TRTX Issuer Ltd., Series 2019-FL3-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34%	^	10/15/2034	3,086,212
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.64%	^	09/15/2034	30,009,756
76,152,046	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.72%	#I/O	06/15/2050	5,930,858
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30%	#	08/15/2050	1,004,133
12,620,839	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.25%	#I/O	08/15/2050	692,192
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	2,670,273
2,137,000	UBS Commercial Mortgage Trust, Series 2018-C12-B	4.79%	#	08/15/2051	2,275,616
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	8,018,339
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.05%	#	03/15/2051	1,371,117
43,567,301	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.05%	#I/O	03/15/2051	2,416,460
5,213,000	UBS Commercial Mortgage Trust, Series 2019-C16-AS	3.89%		04/15/2052	5,718,860
6,114,000	UBS Commercial Mortgage Trust, Series 2019-C16-B	4.32%	#	04/15/2052	6,560,220
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	8,786,133
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38%		12/15/2052	15,624,423
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68%		12/15/2052	10,179,303
72,693,823	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.98%	#^I/O	08/10/2049	2,301,247
3,193,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%	#	06/15/2052	3,059,272
50,592,994	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.53%	#I/O	06/15/2052	4,474,753
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,440,121
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	10,459,419
384,335,699	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.35%	#I/O	02/15/2048	17,121,579
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	4,899,020
223,888,911	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.03%	#I/O	02/15/2048	7,260,202
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	8,990,940
134,495,712	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.14%	#I/O	11/15/2048	5,794,815
244,798,141	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.46%	#I/O	04/15/2050	10,244,386
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	11,343,640
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.82%	#	12/15/2048	1,635,838
126,967,539	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.12%	#I/O	12/15/2048	4,435,395
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	10,660,128
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.20%	#	06/15/2049	5,205,307
210,083,130	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.27%	#I/O	09/15/2050	12,589,673
50,369,851	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.03%	#I/O	12/15/2050	2,643,667
164,262,818	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.85%	#I/O	03/15/2051	6,976,767
137,526,085	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.59%	#I/O	05/15/2052	12,571,631
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	26,270,614
82,285,298	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.77%	#I/O	08/15/2052	9,087,045
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58%	#	10/15/2052	4,599,137
143,801,597	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.97%	#I/O	12/15/2052	8,798,271
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	28,469,828
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.95%	#I/O	02/15/2053	3,466,698
7,034,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-B	3.75%	#	06/15/2053	7,555,542
164,703,772	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.43%	#I/O	06/15/2053	16,131,927
55,593,927	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.49%	#^I/O	06/15/2044	120,722
76,149,271	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.24%	#^I/O	04/15/2045	1,550,285
89,388,727	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.96%	#^I/O	08/15/2045	2,425,268
35,235,797	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.05%	#^I/O	11/15/2045	1,185,043
133,840,031	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.88%	#I/O	12/15/2046	2,443,049
157,275,028	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.19%	#I/O	03/15/2047	4,164,737
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.46%	#	11/15/2047	7,430,737
181,103,962	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.96%	#I/O	11/15/2047	5,188,230
135,342,910	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77%	#I/O	11/15/2049	8,510,592

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,398,571,090)					3,817,766,809

Non-Agency Residential Collateralized Mortgage Obligations - 27.1%
117,979,042	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%		06/25/2037	95,997,600
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	0.58%		12/25/2035	9,733,754
11,945,165	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.30%		01/25/2037	8,863,601
82,864,225	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		11/25/2036	37,751,764
2,329,020	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.54%	#	01/25/2036	2,156,581
28,900,088	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.79%	#	02/25/2036	21,246,735
3,899,193	Adjustable Rate Mortgage Trust, Series 2005-2-6M2 (1 Month LIBOR USD + 0.98%, 0.48% Floor, 11.00% Cap)	1.16%		06/25/2035	3,802,143
3,236,807	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.02%	#	08/25/2035	3,084,063
521,354	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.44%	#	10/25/2035	458,627
7,258,828	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	3.79%	#	11/25/2035	6,175,935
15,044,466	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.08%	#	03/25/2036	10,767,420
9,635,001	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.17%	#	05/25/2036	8,927,477
13,489,453	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.58%	#	05/25/2036	6,590,945
10,241,338	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.16%	#	03/25/2037	9,041,030
1,524,337	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.83%	#^	11/25/2037	1,508,739
585,956	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 1.70% Floor)	2.73%		11/25/2033	555,986
1,463,886	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 1.35% Floor)	2.21%		04/25/2034	1,219,095
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.30% Floor)	2.13%		06/25/2034	587,547
9,772,685	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	1.18%		03/25/2035	9,336,189
59,143,204	Ajax Master Trust, Series 2016-1-PC	4.34%	#^	01/01/2057	54,461,995
65,363,004	Ajax Master Trust, Series 2016-2-PC	2.38%	#^	10/25/2056	56,317,143
75,779,381	Ajax Master Trust, Series 2017-1-PC	2.95%	#^	06/25/2057	67,249,297
49,158,210	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	49,874,829
88,757,080	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	93,339,235
7,229,198	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	7,378,361
12,344,511	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	12,435,860
45,407,682	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	39,726,954
4,146,792	Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	3,317,900
12,957,283	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	9,329,045
3,728,087	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	2,987,159
2,595,338	Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	1,874,103
9,490,826	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	01/25/2037	2,085,071
9,490,826	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		01/25/2037	4,579,962
4,696,685	Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		01/25/2047	1,914,177
4,696,685	Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	01/25/2047	1,586,548
7,553,648	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	6,322,019
9,061,642	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	7,584,133
20,067,334	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	15,191,028
7,117,993	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	4,883,539
6,538,565	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	5,345,077
50,399,218	Alternative Loan Trust, Series 2007-HY4-4A1	3.51%	#	06/25/2037	46,206,417
4,929,771	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		09/25/2046	4,651,966
63,585	American Home Mortgage Investment Trust, Series 2005-1-7A2 (6 Month LIBOR USD + 2.00%, 2.00% Floor, 11.00% Cap)	2.58%		06/25/2045	63,676
5,208,529	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	0.48%		11/25/2045	4,407,267
19,861,018	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	2.27%		11/25/2045	13,493,093
2,226,572	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	671,715
7,714,866	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	^	01/25/2037	2,874,678
136,394,984	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		10/25/2036	86,363,735
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.26%		05/25/2034	7,147,431
16,130,116	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2 (1 Month LIBOR USD + 1.02%, 0.68% Floor)	1.20%		09/25/2034	15,842,716
7,638,995	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 0.80% Floor)	1.38%		10/25/2032	6,355,551
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47%	#^	01/19/2039	40,819,749
11,853,409	Angel Oak Mortgage Trust LLC, Series 2018-1-A1	3.26%	#^	04/27/2048	12,043,031
1,453,517	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	1.16%		11/25/2033	1,431,027
550,917	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.12% Floor)	1.86%		06/25/2034	540,208
29,425,659	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		11/25/2036	26,288,519
1,414,291	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,306,258
4,762,674	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	4,654,437
1,693,813	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	1,668,631
1,104,339	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,100,523
5,195,518	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	5,084,871
2,884,221	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	2,790,628
3,846,490	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	3,587,700
2,830,524	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	2,733,712
882,174	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	846,362
1,979,122	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	1,896,999
10,180,606	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%		10/25/2036	4,624,355
2,814,161	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	11/25/2036	496,055
1,002,950	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		11/25/2036	763,453
4,792,974	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	4,538,539
801,943	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	796,056
5,233,067	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	5,223,455
152,665	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	22.25%	I/F	03/25/2036	236,681
411,042	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	402,396
1,353,732	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	1,304,446
611,955	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	629,054
3,203,740	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	3,111,598
1,001,074	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%		10/25/2036	967,133
4,718,366	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%		10/25/2036	4,558,811
1,088,626	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%		10/25/2036	1,075,022
465,174	Banc of America Funding Corporation, Series 2006-B-7A1	3.56%	#	03/20/2036	415,198
6,451,602	Banc of America Funding Corporation, Series 2006-D-6A1	3.49%	#	05/20/2036	6,137,293
186,997	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.50% Cap)	0.63%		07/20/2036	186,072
240,738	Banc of America Funding Corporation, Series 2006-H-3A1	4.15%	#	09/20/2046	208,465
36,872,751	Banc of America Funding Corporation, Series 2006-H-5A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.37%		10/20/2036	18,657,284
805,338	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	§	01/25/2037	806,598
1,094,886	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,079,735
2,058,960	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	1,965,371
1,672,252	Banc of America Funding Corporation, Series 2009-R14A-3A (- 2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	15.71%	^I/F	06/26/2035	2,200,893
2,868,542	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	2,707,985
1,073,241	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	14.02%	^I/F	07/26/2036	1,388,702
2,385,992	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	2,357,287
230,127	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	224,664
5,551,379	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	5,434,269
12,424,891	BankUnited Trust, Series 2005-1-2A1	3.85%	#	09/25/2045	11,455,921
1,402,873	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	0.47%	^	07/25/2037	1,189,641
21,733,224	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	21,696,080
4,756,135	BCAP LLC Trust, Series 2006-AA2-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		01/25/2037	4,798,926
52,295,202	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 1.90%, 0.19% Floor)	0.37%	^	05/25/2047	49,432,677
2,718,297	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,102,100
2,943,032	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	2,233,068
10,856,884	BCAP LLC Trust, Series 2008-RR3-A1B	6.67%	#^	10/25/2036	6,418,538
2,599,607	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	2,188,306
3,543,626	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	2,630,419
1,495,360	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	1,574,964
2,720,803	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.18%	#	02/25/2036	2,570,444
4,333,830	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.90%	#	10/25/2046	3,803,559
4,339,107	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.13%	#	02/25/2047	4,036,852
2,030,670	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.80%	#	02/25/2047	1,871,168
22,409,584	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	3.92%		12/25/2046	19,067,685
1,615,920	Bear Stearns Alt-A Trust, Series 2004-11-2A3	3.59%	#	11/25/2034	1,524,430
8,094,495	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	0.66%		02/25/2036	7,797,078
18,778,942	Bear Stearns Alt-A Trust, Series 2006-3-21A1	3.54%	#	05/25/2036	15,699,075
6,679,901	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	0.52%		08/25/2036	5,759,413
9,076,567	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.94%	#	11/25/2036	6,693,871
4,524,818	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.57%	#	08/25/2046	3,523,885
8,600,644	Bear Stearns Alt-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.16% Floor, 11.50% Cap)	0.50%		01/25/2047	7,314,809
4,417,963	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%		08/25/2034	4,668,337
12,460,052	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	11,913,499
3,372,511	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	3,469,477
44,648,836	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.35%	#	09/25/2035	40,955,279
6,941,391	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	6,096,247
11,042,683	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	7,602,346
4,218,321	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	§	12/25/2036	3,866,667
18,371,094	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		02/25/2037	18,564,064
42,674,909	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.40%		05/25/2037	38,558,880
18,405,648	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.23%		08/25/2037	16,270,948
15,000,000	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7-1A2 (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%		10/25/2037	13,842,773
1,427,674	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,016,972
1,315,479	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	949,788
2,227,413	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.14%	#	10/25/2036	2,008,208
14,359,355	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	0.38%		11/25/2036	13,452,718
5,220,209	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.36%		12/25/2037	4,601,729
11,535,628	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	0.34%		04/25/2037	11,552,566
13,777,342	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.63%	^	04/25/2029	13,772,451
17,955,595	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		11/25/2036	17,001,974
12,375,221	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		03/25/2037	11,696,371
33,785,574	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00%	^	08/27/2037	25,907,741
5,763,089	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	0.30%		10/25/2036	4,757,981
27,788,897	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.34%		10/25/2036	23,047,124
8,553,211	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	0.43%		10/25/2036	7,166,261
92,758,717	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.34%		10/25/2036	87,185,152
29,380,384	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.32%		12/25/2036	27,272,150
24,481,770	Cascade MH Asset Trust, Series 2019-MH1-A	4.00%	#^	11/25/2044	24,308,977
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%		01/25/2034	2,804,508
559,178	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.60% Floor)	1.08%		03/25/2033	547,838
4,753,238	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.80%	#	12/25/2035	4,515,520
8,684,293	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	6,358,297
9,715,742	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	7,286,518
5,576,055	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,815,937
15,871,153	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	10,652,436
4,971,201	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.02%	#	07/25/2037	4,657,150
5,140,925	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	3,315,111
2,907,103	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,069,733
1,346,360	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	315,648
2,891,964	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	2,146,482
3,410,125	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	3,328,629
426,958	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	398,854
4,056,670	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.38%		09/25/2036	3,275,346
3,785,687	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,117,834
8,178,058	ChaseFlex Trust, Series 2007-M1-2F4	4.18%	§	08/25/2037	6,791,829
8,505,907	ChaseFlex Trust, Series 2007-M1-2F5	4.18%	§	08/25/2037	7,063,422
3,793,787	CHL Mortgage Pass Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	3,366,829
20,638,396	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	16,552,487
3,826,948	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	3,112,125
6,977,707	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	5,481,763
32,120,841	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	27,762,319
2,094,785	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,787,511
46,376,435	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	35,204,908
2,264,764	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	1,792,949
2,809,913	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	2,136,529
5,267,685	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	3,858,354
14,259,776	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.24%	#	03/25/2037	12,786,566
65,959,595	CIM Trust, Series 2016-1RR-B2	6.76%	#^Þ	07/26/2055	58,987,666
75,440,246	CIM Trust, Series 2016-2RR-B2	6.93%	#^Þ	02/25/2056	67,292,699
73,074,681	CIM Trust, Series 2016-3RR-B2	6.59%	#^Þ	02/27/2056	65,913,362
54,248,672	CIM Trust, Series 2017-3RR-B2	12.06%	#^Þ	01/27/2057	51,769,508
43,267,276	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	43,921,334
9,841,904	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	9,854,405
4,516,569	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	4,709,134
979,152	CitiCorporationMortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	929,241
3,741,823	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.27%		09/25/2036	3,831,904
686,271	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-1-A4	5.22%	§	03/25/2037	686,486
1,719,135	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,388,369
840,716	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	810,022
2,277,989	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	2,281,227
30,152,779	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%	^	09/25/2036	28,430,299
7,790,465	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.02%	#	06/25/2036	7,282,554
3,120,403	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	§	10/25/2036	2,612,517
1,676,236	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.83%	§	03/25/2036	1,099,426
11,277,063	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	§	05/25/2036	5,840,178
1,350,232	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	0.47%		10/25/2036	1,351,117
3,664,104	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.53%	#	04/25/2037	3,796,075
709,161	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	572,077
99,386	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	100,475
20,443,443	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	17,039,119
1,095,226	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^Þ	05/25/2037	1,091,415
68,819,108	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%	^	01/25/2037	61,376,300
1,569,490	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.03%	#	04/25/2037	1,441,471
3,855,308	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.64%	#	08/25/2047	3,426,934
4,577,969	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	§	01/25/2037	2,904,580
10,091,491	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	§	01/25/2037	6,404,431
5,463,850	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	5,199,574
37,137,165	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	37,720,256
18,554,709	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	19,145,699
176,992,652	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93%	#^	07/25/2067	182,722,842
15,581,422	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	15,849,146
22,193,001	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	22,473,567
4,650,858	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 2.00%, 2.00% Floor)	0.38%		01/25/2037	2,595,205
171,966,443	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	171,761,390
33,839,931	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	34,080,452
86,493,654	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	87,088,506
255,116,370	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.27%	^	04/25/2064	259,052,433
3,014,919	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	2,973,423
3,312,750	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	3,208,010
3,210,876	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	3,148,068
2,253,181	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,201,229
585,914	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	602,678
2,371,475	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	2,186,582
7,090,064	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	6,947,016
3,706,548	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	3,672,098
1,807,188	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,790,391
4,900,240	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		01/25/2037	3,869,412
4,623,921	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	01/25/2037	869,573
3,943,840	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	±	03/25/2037	3,803,731
9,076,039	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	03/25/2037	1,807,058
3,556,705	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	3,394,221
6,259,201	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.51%		04/25/2037	4,754,736
6,259,201	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.49%	I/F I/O	04/25/2037	1,284,710
6,628,852	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	6,405,097
903,275	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	860,380
11,909,028	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	11,343,490
385,629	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	372,197
4,063,117	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	4,057,087
80,000,000	Connecticut Avenue Securities Trust, Series 2020-R02-2M2 (1 Month LIBOR USD + 2.00%)	2.18%	^	01/25/2040	76,747,224
40,127,821	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	37,422,271
4,482,453	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	4,580,585
3,235,875	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.68%		07/25/2035	2,233,988
6,606,578	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	07/25/2035	1,011,656
52,866	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	52,844
2,444,639	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	12.72%	I/F	07/25/2035	2,687,426
3,474,036	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.93%		08/25/2035	2,785,124
1,388,177	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	948,055
1,732,159	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,495,655
5,702,178	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	4,691,480
2,108,791	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	1,719,537
18,804,770	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	17,527,320
477,531	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	34.58%	I/F	12/25/2035	979,092
608,978	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	592,147
8,838,550	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	8,594,270
1,603,578	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	0.98%		01/25/2036	1,318,370
4,034,270	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	4.52%	I/F I/O	01/25/2036	699,738
39,920,387	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	28,387,108
742,260	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	625,288
25,832,697	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	17,717,521
1,987,040	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	20.96%	I/F	02/25/2036	2,886,992
1,261,212	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,051,673
2,238,177	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	2,035,347
509,357	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.88%		10/25/2035	374,978
238,605	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	216,982
555,535	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	458,147
932,680	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	913,508
722,230	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	0.66%		11/25/2035	469,844
1,444,460	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	4.84%	I/F I/O	11/25/2035	283,575
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,980,325
19,544	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%			18,327
739,250	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.68%		04/25/2035	602,699
2,274,615	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	04/25/2035	241,559
6,110,390	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	0.48%		05/25/2035	5,114,805
6,110,390	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	5.02%	I/F I/O	05/25/2035	785,119
3,364,607	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	2,626,225
35,447,230	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	26,127,047
1,014,713	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		07/25/2036	486,496
1,014,712	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.32%	I/F I/O	07/25/2036	223,840
5,047,019	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.58%		08/25/2036	2,748,283
6,844,060	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.42%	I/F I/O	08/25/2036	1,244,800
1,053,587	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	883,328
1,818,967	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	1,421,203
5,323,892	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	6.97%	I/F I/O	08/25/2036	1,570,346
4,269,068	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	3,404,736
4,581,992	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	0.78%		08/25/2036	2,281,454
1,689,957	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,220,656
2,169,204	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,607,709
4,076,581	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	3,208,282
544,382	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	44.95%	I/F	10/25/2036	1,382,867
333,445	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	32.57%	I/F	10/25/2036	648,163
3,618,091	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	3,209,292
2,816,681	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	0.85%		11/25/2036	1,323,423
4,698,223	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	5.15%	I/F I/O	11/25/2036	1,143,360
5,020,320	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,289,331
1,297,560	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,306,623
14,452,485	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	01/25/2037	3,650,280
4,921,753	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		01/25/2037	316,440
1,956,947	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,721,792
3,330,676	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/F I/O	01/25/2037	579,619
3,880,653	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	3,133,383
4,086,412	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	3,299,520
4,036,138	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		02/25/2037	959,853
4,036,138	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	02/25/2037	872,291
1,031,369	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,009,791
3,100,733	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	2,810,568
6,291,269	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	5,702,535
1,257,047	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	991,952
783,904	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	38.79%	I/F	05/25/2037	1,793,177
12,673,863	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	10,822,118
9,266,898	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		08/25/2037	3,429,899
2,683,462	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.05%	I/F	08/25/2037	7,364,837
4,265,297	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	4,077,278
6,995,454	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.05%	I/F	08/25/2037	12,016,541
1,063,938	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	929,448
759,965	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	37.89%	I/F	08/25/2037	1,902,615
11,169,853	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	8,361,336
30,877,538	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	20,178,694
3,649,263	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.66%	I/F	09/25/2037	4,764,839
20,913,381	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	12,659,737
8,999,027	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		09/25/2037	3,587,685
12,771,486	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	09/25/2037	4,339,198
15,421,238	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	3,130,679
5,038,272	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	04/25/2037	1,399,713
5,038,272	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.73%		04/25/2037	2,301,864
4,315,030	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,527,405
340,920	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	39.09%	I/F	05/25/2037	839,637
363,927	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	38.97%	I/F	05/25/2037	893,425
532,332	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.68%		05/25/2037	177,849
532,332	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.32%	I/F I/O	05/25/2037	134,872
1,582,669	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	899,097
33,392,056	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.58%	#	03/25/2047	31,214,887
2,418,788	Countrywide Asset Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	1.01%		11/25/2033	2,336,119
12,013,917	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.15%		10/25/2035	12,368,110
31,917,151	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		06/25/2047	28,058,173
8,821,701	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		06/25/2037	7,857,592
17,387,121	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		05/25/2037	15,508,879
3,901,140	Countrywide Asset Backed Certificates, Series 2007-BC3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		11/25/2047	3,772,590
296,428	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	279,381
1,007,498	Countrywide Home Loans, Series 2003-60-4A1	3.89%	#	02/25/2034	1,018,082
1,693,425	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	0.59%	^	11/25/2034	1,514,816
1,647,699	Countrywide Home Loans, Series 2004-R2-1AS	5.98%	#^I/O	11/25/2034	140,277
3,799,583	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	3,302,570
2,809,962	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	2,479,070
9,436,442	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	7,479,400
2,403,311	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	1,958,100
732,185	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	541,494
1,452,785	Countrywide Home Loans, Series 2005-28-A7	5.25%			1,158,537
13,194,972	Countrywide Home Loans, Series 2005-HYB1-4A1	3.57%	#	03/25/2035	13,051,104
1,140,812	Countrywide Home Loans, Series 2005-HYB8-1A1	3.56%	#	12/20/2035	991,082
2,045,311	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	1,984,214
1,215,008	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	1,167,190
547,192	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	0.54%	^	03/25/2035	499,244
541,016	Countrywide Home Loans, Series 2005-R1-1AS	5.96%	#^I/O	03/25/2035	76,009
4,555,843	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	2,832,274
4,781,442	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	3,793,358
1,918,108	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,523,002
1,181,018	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,222,305
5,714,266	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	4,419,149
16,597,913	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	12,349,936
10,018,284	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	8,200,139
4,179,811	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	3,263,422
6,848,850	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	5,347,296
5,207,536	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	4,452,857
727,374	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	621,962
2,558,909	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	2,187,824
5,756,366	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	5,142,333
747,167	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	601,000
5,379,026	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	4,171,855
2,071,653	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	1,606,729
4,341,418	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	3,139,912
1,824,663	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,385,725
6,252,401	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	4,929,788
1,874,256	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,451,780
6,193,041	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	4,536,137
3,250,085	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	2,225,766
7,546,014	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	5,424,466
1,206,619	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	945,110
7,135,778	Countrywide Home Loans, Series 2007-HY1-1A1	3.76%	#	04/25/2037	6,655,357
19,210,031	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	12,113,590
484,294	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.68%		07/25/2037	183,533
2,421,471	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.32%	I/F I/O	07/25/2037	581,418
4,435,564	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.61%		11/25/2036	1,247,668
2,670,325	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%		12/25/2036	883,251
9,629,340	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	3,617,083
33,193	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	3.92%	#	09/25/2034	33,210
3,143,217	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	2,833,692
661,679	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	596,521
8,818,825	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	8,639,151
9,721,819	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	2,304,570
4,533,804	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	4,520,197
4,151,463	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	2,960,186
1,515,626	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	1,399,151
13,435,407	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	7,720,376
2,432,673	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,129,982
2,854,035	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	0.88%		03/25/2036	981,382
15,952,745	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.12%	I/F I/O	03/25/2036	4,075,800
3,322,934	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,323,917
8,993,190	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	6,121,253
2,375,230	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	2,064,727
1,435,887	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	1,250,297
3,290,269	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,538,324
20,286,218	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	7,784,481
8,577,325	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	6,892,648
10,177,031	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,079,651
164,692	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	112,570
2,437,338	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	2,283,235
5,123,760	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	4,730,725
18,241,985	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	16,660,974
5,445,240	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	4,208,421
2,850,550	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	2,785,194
463,153	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	38.89%	I/F	11/25/2036	1,038,334
10,059,101	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	4,137,340
4,671,420	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	3,901,393
6,939,387	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	4,617,449
4,971,182	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	4,599,024
40,416,590	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	33,979,787
17,913,916	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	15,057,295
5,872,552	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	4,961,372
937,952	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.35%	#^	07/20/2035	884,402
2,841,582	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	2,851,171
53,989,594	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.15%	#^	06/26/2037	54,314,504
265,578	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	266,953
8,562,726	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	8,846,359
10,446,073	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.57%	#^	08/26/2046	9,044,628
18,813,045	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	19,235,891
33,869,217	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	33,252,113
15,696,216	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	16,082,710
13,794,617	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A2	4.52%	^§	02/25/2024	13,571,456
11,518,267	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		05/25/2036	9,215,952
3,818,078	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	3,865,201
9,593,971	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	5,992,192
5,522,202	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	1,714,549
58,039	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	55,940
11,805,170	CSMC Mortgage-Backed Trust, Series 2019-RPL6-CERT	4.10%	^	11/25/2058	10,331,076
280,715,704	CSMC Mortgage-Backed Trust, Series 2019-RPL6-PT1	3.90%	#^	11/25/2058	291,874,687
24,040,828	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	24,629,083
8,640,469	CSMC Trust, Series 2009-12R-5A1	6.00%	^Þ	06/27/2036	8,329,668
17,342,573	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	17,441,623
51,391,035	CSMC Trust, Series 2018-RPL2-A1	4.30%	^§	08/25/2062	52,250,571
164,699,738	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	167,681,363
72,688,132	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	75,138,478
119,233,745	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	120,812,662
65,430,712	CSMC Trust, Series 2019-RPL2-A1	3.86%	#^	11/25/2058	67,697,023
4,227,000	CSMC Trust, Series 2020-AFC1-B1	3.45%	#^	02/25/2050	3,403,453
14,383,835	CSMC Trust, Series 2020-RPL1-CERT	3.23%	^	01/25/2046	12,790,970
275,159,127	CSMC Trust, Series 2020-RPL1-PT1	3.46%	^	10/25/2069	249,799,361
100,446,594	CSMCM Trust, Series 2017-RPL2-CERT	0.01%	^	02/25/2056	86,377,783
11,369,127	CSMCM Trust, Series 2018-RPL7-A1	3.91%	^I/O	09/25/2048	11,981,504
19,125,647	CSMCM Trust, Series 2018-RPL8-A1	4.07%	^I/O	07/25/2058	19,497,987
3,608,117	Deephaven Residential Mortgage Trust, Series 2018-3A-A2	3.89%	#^	08/25/2058	3,656,127
3,512,289	Deephaven Residential Mortgage Trust, Series 2018-3A-A3	3.96%	#^	08/25/2058	3,556,631
26,279,910	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.43%		07/25/2047	21,664,777
12,316,875	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	12,132,639
693,873	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	34.58%	I/F	11/25/2035	1,210,678
853,510	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	0.38%		11/25/2035	343,587
2,575,985	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.12%	I/F I/O	11/25/2035	323,187
20,524,520	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		09/25/2047	17,368,647
13,482,409	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.40%		08/25/2047	11,620,328
5,141,663	Deutsche ALT-B Securities Mortgage Loan Trust, Series 2006-AB1-A1C	5.67%	#	02/25/2036	5,065,762
700,122	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.08%	#	06/25/2036	671,040
17,446,331	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	16,523,998
1,242,841	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,176,897
1,822,422	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	1,725,961
3,616,821	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	§	10/25/2036	3,423,511
6,233,261	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	5,837,816
3,983,693	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	11.85%	^I/F	04/15/2036	4,001,782
6,475,987	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.25%	^I/F	04/15/2036	6,838,327
478,445	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	18.80%	^I/F	04/15/2036	604,803
4,187,854	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	12.31%	^I/F	04/15/2036	4,286,919
69,361,387	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	70,439,166
7,694,715	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	7,454,595
1,249,364	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,182,973
24,664,155	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	1.98%	^	04/25/2029	24,472,672
16,531,883	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		04/25/2037	15,453,743
70,440,254	Figure Line of Credit Trust, Series 2020-1-A	4.04%	#^	09/25/2049	67,712,032
3,628,777	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		02/25/2036	3,620,496
24,697,745	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		03/25/2037	16,857,688
5,818,160	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	3.17%	#	05/25/2035	4,425,614
5,676,615	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	4,365,182
314,182	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		11/25/2020	313,805
2,420,744	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	3.28%	#	06/25/2036	2,145,512
2,498,531	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,821,572
8,384,128	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	5,966,050
1,849,627	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	1,304,372
2,581,070	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	1,737,293
4,788,749	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	4,237,856
14,052,042	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	9,216,262
723,050	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	474,224
835,730	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	576,278
2,579,961	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,779,013
1,212,211	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	835,881
1,422,622	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	1,075,286
3,722,713	First Horizon Mortgage Pass-Through Trust, Series 2007-1-A3	6.00%		03/25/2037	2,764,381
2,622,084	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	1,977,308
72,500,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	71,304,881
75,700,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	71,796,711
151,943,770	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		11/25/2036	100,123,666
33,952,951	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	33,253,269
2,751,000	GCAT LLC, Series 2019-NQM3-M1	3.45%	#^	11/25/2059	2,461,040
18,418,483	GCAT LLC, Series 2020-1-A1	2.98%	^§	01/26/2060	17,991,395
34,600,000	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	34,699,925
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.64%, 0.32% Floor)	0.82%		12/25/2035	41,637,375
40,303,426	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		08/25/2036	22,432,734
3,512,213	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.89%	#	09/19/2035	3,215,990
28,542,741	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	0.44%		08/25/2045	18,076,249
17,328,305	GreenPoint Mortgage Funding Trust, Series 2006-AR7-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		12/25/2046	16,418,037
28,922,569	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.42%		04/25/2047	25,314,918
1,116,800	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	806,114
170,037	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	146,498
9,319,566	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	3,895,537
6,670,173	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	§	06/25/2036	2,786,415
12,621,167	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	§	09/25/2036	5,424,003
2,099,818	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	943,296
4,694,229	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	§	11/25/2036	1,940,112
8,760,517	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.09%, 0.09% Floor)	0.27%		12/25/2036	3,570,734
5,116,906	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,041,054
2,919,786	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,880,223
22,670,569	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		08/25/2036	19,438,780
9,903,549	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.53%	^	03/25/2035	8,895,133
9,903,549	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.44%	#^I/O	03/25/2035	1,507,193
5,971,760	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	0.53%	^	09/25/2035	5,075,454
5,971,760	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.26%	#^I/O	09/25/2035	897,202
22,751,990	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	0.53%	^	01/25/2036	18,419,085
22,751,990	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.19%	#^I/O	01/25/2036	2,923,305
23,967,643	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.35%	^	09/26/2036	16,801,498
1,394,357	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,431,116
2,514,934	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	2,586,151
417,975	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	446,930
4,229,116	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	6.72%	I/F I/O	07/25/2035	478,634
350,824	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.68%		07/25/2035	317,435
204,012	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.68%		09/25/2035	192,204
8,901,338	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	5,934,261
2,515,033	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	1,797,686
647,525	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	782,462
552,686	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	539,293
2,409,832	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	1,782,969
2,894,191	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	2,141,054
22,684,785	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	16,565,830
9,073,692	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	7,410,888
4,470,068	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,450,657
976,504	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	909,185
14,397,715	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	10,756,368
747,677	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	949,729
1,474,452	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,755,510
18,571,302	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	16,614,566
853,410	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	4.14%	#	12/19/2035	799,741
27,146,133	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.00% Cap)	0.81%		09/19/2035	17,731,870
51,169,973	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	3.05%		09/19/2035	34,440,022
5,729,003	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.37%		11/19/2036	5,388,806
10,540,978	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.36%		12/19/2036	9,239,343
49,945,848	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.37%		01/25/2047	43,081,495
83,730,274	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.20%)	0.59%		07/21/2036	51,762,223
15,845,546	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.40%		02/19/2046	13,957,729
13,799,833	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	0.41%		07/19/2047	13,102,844
21,777,131	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.18%		10/25/2037	18,997,136
6,620,894	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.83%	^	05/25/2029	6,555,058
843,534	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 0.86% Floor)	1.47%		08/25/2033	826,516
947,251	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.66% Floor)	1.17%		01/25/2035	937,962
12,182,000	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.46%		06/25/2036	10,548,584
9,461,605	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.42%		11/25/2036	8,042,294
3,944,845	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	3,895,972
4,196,644	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,056,770
7,899,565	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	7,365,523
805,339	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	0.67%		03/25/2035	690,794
4,809,788	HomeBanc Mortgage Trust, Series 2005-3-A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	0.42%		07/25/2035	4,797,771
23,635,834	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	13,775,839
1,239,094	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	4.14%	#	01/25/2037	1,145,271
16,631,149	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.86%	§	12/25/2036	8,458,054
32,898,655	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		10/25/2036	14,738,127
9,093,359	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	0.34%		03/25/2037	8,635,207
455,293	Impac Trust, Series 2002-9F-A1	5.22%		12/25/2032	470,429
4,651,638	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		07/25/2047	3,533,197
8,904,158	IndyMac Mortgage Loan Trust , Series 2007-AR21-8A1	3.68%	#	09/25/2037	8,357,379
1,451,257	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.86%	#	09/25/2036	1,174,143
1,976,929	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.90%	#	09/25/2036	1,764,027
13,539,618	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.81%	#	12/25/2036	12,070,972
4,484,528	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.50%	#	05/25/2036	3,892,664
3,728,246	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	2,345,656
2,729,367	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,717,203
11,237,558	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	9,415,314
13,388,049	IndyMac Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	10,812,117
19,863,125	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	10,072,489
19,659,225	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	13,480,321
5,755,082	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	3.42%	#	07/25/2037	4,530,018
5,022,524	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.12%	#	03/25/2037	4,629,338
3,404,959	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	2.89%	#	07/25/2037	3,142,394
31,660,845	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	12,359,504
381,650	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	355,106
25,541,238	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	13,097,289
8,409,426	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	7,685,267
2,695,882	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	2,463,732
5,110,667	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 11.50% Cap)	0.36%		05/25/2036	4,616,652
3,091,647	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	2,440,115
12,592,599	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	12,070,090
19,961,287	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	§	12/25/2036	19,585,741
8,754,665	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	§	09/25/2029	7,010,640
15,177,963	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		11/25/2036	13,681,100
27,787,487	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.30%		08/25/2036	15,153,795
25,682,434	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		08/25/2036	14,270,565
3,616,450	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%		07/25/2036	1,684,185
5,641,734	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.31%		12/25/2036	4,016,405
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.85%	§	11/25/2036	24,237,039
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.50%		03/25/2037	7,811,011
884,403	JP Morgan Mortgage Trust, Series 2005-A6-5A1	4.03%	#	08/25/2035	827,013
6,288,422	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	7,145,256
631,131	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	613,949
1,322,049	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	848,828
4,265,461	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	2,923,149
2,988,716	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	2,202,494
8,104,219	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	0.56%		08/25/2036	1,618,590
8,104,219	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	6.94%	I/F I/O	08/25/2036	2,980,653
1,392,658	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,026,304
7,633,224	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	5,277,193
3,177,985	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	2,243,099
7,029,691	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.56%		01/25/2037	2,372,286
7,029,691	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.44%	I/F I/O	01/25/2037	2,428,468
1,319,110	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.94%	#	04/25/2037	1,166,451
8,085,695	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	5,382,185
2,669,836	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	1,973,469
5,455,238	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	4,080,854
1,981,996	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	1,244,325
919,307	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	685,110
5,029,993	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	3,758,096
5,732,786	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	4,284,573
357,306	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	364,163
7,052,609	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	5,429,163
16,566,666	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^Þ	09/27/2037	10,714,385
13,130,550	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	10,630,311
6,272,413	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.06%	^	01/26/2037	4,568,318
50,958,370	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	51,609,771
14,990,672	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	15,068,894
43,103,419	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	44,211,530
41,373,741	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	42,235,266
26,782,871	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	26,722,337
190,705,659	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	180,782,290
49,215,537	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	#^	12/28/2054	50,045,242
115,678,132	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	114,993,086
2,281,920	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,776,187
1,964,234	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	1,818,930
2,654,695	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	2,810,041
226,057	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	233,941
1,214,140	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,301,693
1,325,627	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.93%		02/25/2036	722,833
3,976,880	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.57%	I/F I/O	02/25/2036	894,796
4,351,773	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.93%		02/25/2036	3,642,284
4,351,773	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.57%	I/F I/O	02/25/2036	591,172
2,803,811	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	2,729,773
2,834,250	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	08/25/2036	562,814
1,801,388	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,774,688
6,168,746	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	0.53%		09/25/2036	628,369
12,849,430	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	6.97%	I/F I/O	09/25/2036	3,871,036
8,388,844	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	6,776,246
1,921,926	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	1,822,534
3,337,705	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		11/25/2036	724,551
11,937,386	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	11/25/2036	4,031,820
2,435,385	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	29.83%	I/F	01/25/2037	4,405,578
2,667,126	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	0.78%		01/25/2037	1,681,074
7,955,343	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	4.97%	I/F I/O	01/25/2037	1,514,035
4,035,598	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.56%		01/25/2037	706,595
7,406,563	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.44%	I/F I/O	01/25/2037	2,325,718
7,264,834	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	4,143,841
2,077,041	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,770,381
2,598,356	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.51%		05/25/2037	623,533
12,505,341	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.49%	I/F I/O	05/25/2037	4,104,170
878,459	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.51%		05/25/2037	248,063
9,927,927	Lehman Mortgage Trust, Series 2007-5-11A1	5.06%	#	06/25/2037	7,853,322
642,151	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	595,085
1,069,668	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	38.97%	I/F	08/25/2036	1,756,806
794,032	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	564,830
251,361	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	238,777
7,012,304	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	3,893,837
4,057,842	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	2,427,334
5,035,555	Lehman Trust, Series 2005-4-2A3A	5.00%	§	10/25/2035	5,437,382
11,140,256	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	2.56%		02/25/2036	9,968,593
3,746,495	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		08/25/2046	4,062,113
10,557,974	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.39%		04/25/2036	9,497,417
206,795	Lehman Trust, Series 2006-5-2A4A	5.89%		04/25/2036	206,056
12,105,389	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		06/25/2046	11,004,946
10,881,604	Lehman Trust, Series 2007-1-2A1	7.00%	#	02/25/2037	10,310,966
17,606,322	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		07/25/2047	16,154,221
7,486,882	Lehman XS Trust, Series 2005-2-2A3B	5.44%		08/25/2035	7,413,638
11,848,729	Lehman XS Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		03/25/2036	11,231,383
19,200,000	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87%	^	07/25/2024	19,338,637
86,200,000	LHOME Mortgage Trust, Series 2019-RTL2-A1	3.84%	^	03/25/2024	86,540,904
19,200,000	LHOME Mortgage Trust, Series 2020-RTL1-A1	3.23%	^	10/25/2024	19,302,985
34,103,999	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		05/25/2046	15,404,510
5,554,389	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.45%		05/25/2046	2,597,957
36,212,581	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		07/25/2036	26,608,081
5,594,209	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	0.44%		11/25/2035	5,183,451
3,619,683	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.42%	#	03/25/2035	2,793,120
1,373,063	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.95%	#	07/25/2035	1,256,064
9,306,236	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.89%	#	11/25/2036	10,165,128
1,436,188	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,437,775
253,222	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	253,033
8,776,308	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	6,640,612
2,605,236	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	2,374,146
1,760,602	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,411,808
2,821,956	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	2,716,014
4,639,528	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	2,533,471
3,743,547	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 2.75% Floor)	4.31%		12/25/2032	3,721,611
9,802,759	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		06/25/2036	9,156,164
20,883,807	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.39%		05/25/2037	19,701,638
2,916,236	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	2,594,370
2,136,878	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,934,145
3,166,158	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,246,857
21,557,735	MASTR Resecuritization Trust, Series 2008-1-A1	6.00%	#^	09/27/2037	20,673,536
12,198,295	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	11,413,413
2,373,049	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,474,943
880,489	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.58%		10/25/2032	792,009
16,579,225	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	0.50%		03/25/2037	4,715,160
16,579,225	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	6.50%	I/F I/O	03/25/2037	5,422,501
1,185,861	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	3.51%	#	10/25/2036	1,111,678
1,246,252	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	948,052
107,483,056	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.43%		02/25/2037	63,631,904
22,663,668	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	22,761,875
57,456,745	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	57,195,454
57,685,117	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	57,636,910
13,065,594	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.54%		02/25/2036	11,132,465
31,785,686	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.40%		12/25/2036	17,795,471
1,035,274	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.88%		12/25/2035	779,365
2,593,840	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	2,253,991
3,823,341	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.47%	#	12/25/2035	3,785,162
5,263,003	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%		08/25/2036	1,704,557
8,884,776	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	6,376,755
6,301,818	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	§	10/25/2046	2,715,823
2,084,176	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	§	10/25/2046	764,646
3,845,105	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	3,929,398
22,063,348	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.00%	#	06/25/2036	18,270,647
2,331,775	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	1,893,339
2,360,519	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	1,916,677
3,333,827	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,649,253
7,410,134	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.42%	#	10/25/2037	6,057,931
3,408,135	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	§	09/25/2046	1,310,367
2,363,719	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	§	09/25/2046	1,053,257
750,307	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	§	01/25/2047	718,057
6,506,656	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	§	01/25/2047	3,683,661
3,805,780	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	§	01/25/2047	2,154,271
7,445,433	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	2.95%	^	06/26/2036	6,488,138
12,248,596	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	2.20%	^	01/26/2037	10,411,307
17,259,872	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	17,736,659
2,582,850	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^Þ	02/26/2037	2,543,026
13,691,883	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.40%	#^	10/26/2036	12,185,879
12,393,912	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	5,403,088
14,603,898	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	5.08%		10/25/2036	5,540,022
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	0.46%		05/25/2036	9,060,623
8,037,594	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	8,648,927
25,965,664	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	28,050,447
57,939,893	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	57,900,250
19,543,496	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79%	^	07/25/2054	19,133,532
432,615	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	0.84%		08/25/2035	405,800
125,260	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%		02/25/2035	127,807
14,437,688	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	5,045,142
2,933,996	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,026,327
16,494,358	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	7,397,401
2,787,894	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,250,067
1,405,821	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	592,883
16,802,256	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	§	10/25/2036	6,946,162
2,933,761	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	§	02/25/2037	1,220,009
14,622,543	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	§	02/25/2037	6,081,590
5,774,232	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.73%	^	07/26/2036	5,269,159
49,622,017	Nomura Resecuritization Trust, Series 2015-4R-1A14 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.40%	^	03/26/2047	38,879,590
9,309,253	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		10/25/2036	6,718,173
20,649,739	NRPL Trust, Series 2018-2A-A1	4.25%	^§	07/25/2067	21,164,770
35,146,673	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	35,361,237
32,687,556	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	0.83%	^	06/25/2057	32,353,032
830,701	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	1.16%		11/25/2034	790,314
7,528,208	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		01/25/2037	4,975,414
79,633,852	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		07/25/2037	69,832,024
102,405,793	OSAT Trust, Series 2020-RPL1-A1	3.07%	^§	12/26/2059	104,456,070
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor)	0.67%		09/25/2035	12,371,568
5,272,806	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	0.34%		02/25/2037	4,046,941
14,315,582	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	13,824,235
6,679,883	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	6,450,613
516,999	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	473,953
123,726,912	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.93%	^	05/27/2023	117,076,789
12,594,340	PMT Credit Risk Transfer Trust, Series 2019-1R-A (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	03/27/2024	12,412,593
41,955,694	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.88%	^	10/27/2022	39,951,714
126,466,186	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	02/27/2023	122,726,455
186,085,113	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	181,737,178
25,012,871	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	25,369,925
72,661,315	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	72,773,591
96,667,759	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/27/2058	96,958,662
55,386,304	Pretium Mortgage Credit Partners LLC, Series 2019-NPL3-A1	3.10%	^§	07/27/2059	55,601,668
70,483,536	Pretium Mortgage Credit Partners LLC, Series 2020-CFL1-A1	3.10%	^§	02/27/2060	69,996,988
72,451,710	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	71,433,908
8,627,601	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	7,103,926
4,183,720	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,437,972
123,138,050	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	124,156,894
57,115,225	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	57,700,770
116,551,324	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	117,155,701
104,831,315	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	104,266,766
113,281,962	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	113,137,867
35,895,830	RALI Trust, Series 2007-QA5-1A1	5.46%	#	09/25/2037	29,895,497
18,038,351	RALI Trust, Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		08/25/2037	15,823,108
39,917,368	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	39,043,473
20,411,993	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.48%		05/25/2036	18,660,442
21,326,730	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	20,389,203
28,689,700	RBSSP Resecuritization Trust , Series 2009-12-20A2	3.79%	#^	12/25/2035	26,280,101
7,596,286	RBSSP Resecuritization Trust, Series 2009-12-17A2	3.92%	#^	10/25/2035	6,336,643
4,343,750	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	3,407,326
79,750,603	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	81,098,069
1,134,446	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	§	05/25/2036	747,103
10,340,045	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	§	01/25/2037	5,090,745
20,361,654	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	§	01/25/2037	10,413,188
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	§	04/25/2037	3,355,994
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	§	04/25/2037	2,225,306
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	§	04/25/2037	1,371,243
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	§	04/25/2037	2,030,772
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	§	04/25/2037	3,470,485
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	§	06/25/2037	5,565,727
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	§	06/25/2037	3,311,903
23,238,141	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.34%	#	10/25/2035	18,557,503
12,454,117	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.46%	#	12/25/2035	10,900,878
9,947,430	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.99%	#	03/25/2035	5,320,715
371,309	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	49.12%	I/F	08/25/2035	925,753
1,382,480	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,305,920
2,771,406	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.88%		09/25/2035	2,243,194
11,362,765	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	4.87%	I/F I/O	09/25/2035	1,720,643
6,641,501	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	3,916,403
2,315,239	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	2,045,416
2,748,570	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	2,659,910
2,816,761	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.88%		11/25/2035	2,202,593
2,816,274	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.62%	I/F I/O	11/25/2035	414,261
1,442,809	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,408,997
999,792	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	976,362
4,181,564	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	4,083,571
2,972,124	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	1.03%		12/25/2035	2,303,870
2,972,124	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	4.97%	I/F I/O	12/25/2035	474,328
2,391,463	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	2,335,420
1,152,643	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,160,938
1,128,323	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,096,199
7,425,161	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	6,729,300
1,616,243	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,163,627
3,148,437	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	2,998,697
4,728,727	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	4,209,828
2,178,780	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	2,070,735
972,486	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	907,031
3,458,005	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	3,246,693
1,009,430	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	941,489
1,090,809	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,017,390
431,653	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	402,600
1,994,544	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	1,829,669
11,080,824	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	10,164,852
1,204,375	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	41.44%	I/F	01/25/2036	2,651,888
7,767,299	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	7,614,667
1,807,821	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 1.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	1,678,972
4,801,979	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	4,534,271
14,311,704	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	13,513,832
2,260,645	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,077,007
3,279,704	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	3,013,285
6,572,560	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	6,189,224
11,397,778	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.37%	I/F I/O	08/25/2036	1,879,187
4,051,662	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.12%	I/F I/O	07/25/2036	762,441
28,831,474	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.41%		06/25/2037	14,222,122
3,911,181	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	3,465,167
13,174,409	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/F I/O	01/25/2037	2,661,319
1,326,144	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,194,720
3,232,748	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	2,954,317
4,887,334	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	4,306,767
21,920,582	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	20,574,095
3,495,373	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	3,233,187
5,826,632	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	5,318,509
2,518,144	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	2,293,079
1,038,837	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.48%		03/25/2037	745,268
3,450,215	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.52%	I/F I/O	03/25/2037	740,974
2,758,324	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,565,878
886,882	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.46%	I/F	04/25/2037	1,745,897
3,949,704	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	3,674,099
6,294,608	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	6,025,682
434,749	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	54.30%	I/F	04/25/2037	866,948
6,706,938	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	4,232,406
22,408,139	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	20,309,418
2,641,155	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	3.85%	#	07/25/2034	2,420,166
1,913,575	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	1,955,389
19,808,445	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.48%		03/25/2036	19,126,124
793,603	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3 (1 Month LIBOR USD + 0.29%, 0.29% Floor, 14.00% Cap)	0.47%		08/25/2036	794,733
5,512,092	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	0.43%		08/25/2046	5,470,538
1,636,407	Residential Asset Securities Corporation, Series 2006-EMX5-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap)	0.34%		07/25/2036	1,609,316
24,674,218	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	0.38%		01/25/2037	21,994,699
10,768,035	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	0.43%		04/25/2037	10,674,932
5,307,061	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	3,789,430
2,400,795	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	11/25/2035	504,801
2,166,690	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.73%		11/25/2035	1,208,361
18,864,593	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	12,120,327
3,088,001	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	3,162,962
8,908,263	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	5,614,599
9,457,223	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	5,946,910
1,658,547	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,350,617
4,086,891	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	3,638,820
4,107,014	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	07/25/2035	708,957
5,314,967	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	3,258,647
769,510	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	551,438
7,682,345	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	4,647,097
7,600,155	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,079,660
12,774,937	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	9,417,823
14,502,728	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		12/25/2036	1,526,541
32,005,346	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/F I/O	12/25/2036	10,158,823
6,410,730	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	4,236,280
4,443,832	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	2,874,840
454,478	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	442,674
3,461,011	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	3,371,117
3,313,421	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,747,331
5,392,960	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.66%	I/FÞ	01/25/2046	7,208,370
26,188,120	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	20,986,918
879,939	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	44.97%	I/F	04/25/2037	2,471,289
22,832,169	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	05/25/2037	5,516,117
5,877,332	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.58%		05/25/2037	442,769
5,433,873	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	4,396,436
2,381,389	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,926,733
9,802,173	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	7,936,980
8,194,711	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	4,731,810
36,045,604	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	20,813,539
15,971,047	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	9,222,040
7,073,706	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	6,539,411
12,476,618	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	12,081,773
2,294,572	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	2,227,120
157,096	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	152,478
3,931,343	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	3,810,842
5,232,411	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	5,071,654
2,698,604	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	2,543,113
3,040,274	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,865,097
5,675,844	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	5,348,808
886,945	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	835,840
2,445,232	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,190,136
2,867,215	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,704,931
1,605,725	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	1,523,295
18,392,269	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	18,550,181
5,330,152	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	5,386,160
2,663,855	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	2,561,496
14,106,519	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	13,051,826
7,388,669	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	6,549,989
610,771	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.31%	#	02/25/2037	482,042
5,335,967	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.32%	#	04/25/2037	4,695,845
11,960,954	RMAT LLC, Series 2015-PR2-A1	9.85%	^	11/25/2035	11,907,683
38,763,077	RSFR, Series 2020-1-PT	4.21%	^§	02/17/2025	34,495,843
28,307,205	Saxon Asset Securities Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.25% Cap)	0.35%		10/25/2046	27,611,309
273,201,902	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.36%	#^	02/25/2054	245,191,249
51,736,749	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.20%	#^	12/26/2059	46,921,325
65,882,002	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.03%	#^	10/25/2044	63,274,155
130,451	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	0.54%		07/20/2033	122,167
11,477,240	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		02/25/2036	10,960,411
19,009,931	Soundview Home Loan Trust, Series 2007-NS1-A3 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		01/25/2037	18,577,666
4,607,047	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		06/25/2037	3,469,283
8,461,373	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		08/25/2037	7,387,880
25,527,941	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%		09/25/2037	19,863,179
46,450,655	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 1.80%, 1.80% Floor)	0.38%		02/25/2037	36,933,088
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22%	#^	01/28/2050	9,302,554
105,262,725	Stanwich Mortgage Loan Company, Series 2019-NPB1-A1	3.38%	^§	08/15/2024	106,203,342
68,549,961	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	03/15/2049	69,455,828
5,478,981	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.67%	#	04/25/2037	3,376,848
2,293,921	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.80%	#	06/25/2037	1,906,042
1,761,194	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.78%	#	09/25/2034	1,688,335
3,383,555	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.03%	#	12/25/2035	3,162,880
3,759,823	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.00%	#	01/25/2037	3,326,530
1,870,018	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.77%	#	02/25/2036	1,348,431
6,206,204	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	4.33%	#	09/25/2036	5,725,878
12,119,269	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		08/25/2037	11,239,702
98,416,766	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		06/25/2036	72,655,528
15,146,143	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	0.38%		05/25/2036	14,356,081
96,102,939	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		12/25/2036	68,727,776
1,851,792	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.74%	#	07/25/2033	1,799,785
10,914,138	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	8,749,400
31,198,619	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		12/25/2036	30,063,479
77,659,681	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	^I/F I/OÞ	03/28/2045	14,806,090
21,343,982	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%	^	03/25/2037	16,708,370
458,621	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	451,397
762,623	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	618,897
297,138	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	0.68%		12/25/2033	288,407
4,328,361	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.45%	#	12/25/2044	4,076,435
12,697,538	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.87%		03/25/2037	11,766,402
2,679,698	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.87%		03/25/2037	2,341,720
65,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	65,323,830
70,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	§	09/25/2022	70,004,788
1,176,447	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	1,182,070
2,346,517	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	2,375,359
96,121,186	Towd Point Mortgage Trust, Series 2019-1-A1	3.75%	#^	03/25/2058	103,593,551
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40%	^	03/17/2038	4,972,658
20,800,000	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47%	^	09/25/2024	20,685,904
33,023,448	VCAT LLC, Series 2019-NPL2-A1	3.57%	^§	11/25/2049	32,841,664
24,863,361	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	24,748,766
27,438,187	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	28,085,432
69,650,114	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76%	#^	03/25/2049	70,151,553
4,961,588	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61%	#^	03/25/2049	4,529,542
25,028,011	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	24,787,019
9,054,342	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26%	#^	07/25/2049	8,781,231
3,231,611	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54%	#^	02/25/2050	2,874,065
14,867,387	Vericrest Opportunity Loan Trust, Series 2019-NPL4-A1A	3.35%	^§	08/25/2049	14,944,609
45,884,328	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	46,130,342
42,506,954	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	42,671,991
92,900,658	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	92,266,305
31,158,923	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	31,070,432
25,806,683	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	25,866,927
177,104,388	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	176,722,285
103,668,949	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	104,005,686
43,394,317	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	43,179,706
85,500,884	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	85,143,499
10,082,748	WaMu Asset-Backed Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.29%		01/25/2037	5,910,155
16,070,154	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		07/25/2047	12,567,845
5,632,545	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	5,575,271
1,675,376	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	1,544,860
698,626	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	48.57%	I/F	07/25/2035	1,671,121
2,262,323	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	0.78%		07/25/2035	1,934,429
593,151	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	576,984
8,504,332	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	1.63%		08/25/2035	7,651,286
773,121	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	48.02%	I/F	08/25/2035	1,663,257
3,403,953	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	3,159,165
9,081,699	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	9,032,378
7,451,595	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	7,508,029
1,999,964	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	372,519
2,704,240	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,504,174
1,369,153	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,258,233
1,162,962	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,078,253
3,309,741	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	3,123,605
1,916,346	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	1,749,538
3,617,482	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	3,164,264
6,570,869	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	5,747,636
15,503,726	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.22%	§	07/25/2036	6,034,982
6,460,780	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	§	07/25/2036	2,513,725
9,486,495	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.27%	§	10/25/2036	5,028,871
3,363,187	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.58%		10/25/2036	1,521,119
6,553,846	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.71%	#	09/25/2036	6,049,580
5,955,593	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.28%		12/25/2036	3,947,129
10,724,423	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	2.34%		11/25/2046	9,424,050
7,831,270	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	2.45%		06/25/2046	6,203,506
6,768,060	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	2.49%		06/25/2046	5,612,456
839,859	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.57%	#	08/25/2036	739,863
10,733,811	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	9,581,712
4,792,463	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	4,571,152
6,528,684	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	6,227,532
4,766,051	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	4,835,473
290,570	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.37%	I/F	06/25/2037	652,778
7,264,259	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	7,439,595
9,555,564	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.60%	#	03/25/2037	9,243,231
11,940,038	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.21%	#	05/25/2037	11,028,548
8,706,949	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.30%		01/25/2047	7,751,257
1,088,284	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,073,914
4,778,413	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	4,715,319
4,120,037	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	4,065,637
6,752,534	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	6,663,375
26,130,734	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	26,620,147
4,182,313	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.53%		06/25/2037	3,551,132
6,161,195	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	06/25/2037	986,373
392,517	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	370,609
8,247,271	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	8,147,708
3,276,694	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	3,237,137
7,373,674	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	7,223,544
46,971,986	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	45,978,035
9,316,291	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.39%	#	12/28/2037	8,781,966
4,008,038	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.33%	#	09/25/2036	3,790,769
1,465,632	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.64%	#	09/25/2036	1,357,886
1,975,396	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.02%	#	04/25/2036	1,883,575
2,951,105	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,966,705
205,244	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	205,474
6,645,671	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	6,680,801
1,799,972	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	1,809,487
612,142	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		06/25/2037	502,990
1,672,358	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	1,681,199
707,988	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		06/25/2037	581,745
319,386	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	37.89%	I/F	06/25/2037	570,847
27,587,148	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.38%	#	12/28/2037	25,886,505

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $14,166,738,305)					13,698,174,025

US Government and Agency Mortgage Backed Obligations - 44.7%
5,248,472	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	5,838,378
34,725,956	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	37,167,649
18,426,445	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	19,728,274
18,045,456	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	19,316,527
9,049,993	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	9,689,324
37,710,960	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	40,373,305
43,947,336	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	46,867,674
12,974,123	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	13,837,394
6,729,858	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	7,202,016
17,862,459	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	19,115,768
17,380,272	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	18,535,995
13,854,034	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	15,910,583
2,808,797	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	3,222,620
13,611,786	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	14,933,518
27,236,366	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	29,928,041
31,816,216	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	34,949,438
57,914,639	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	62,095,077
18,692,656	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	20,039,140
42,842,969	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	45,693,356
49,834,251	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	53,057,879
66,577,262	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	70,861,784
125,937,929	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	134,060,938
68,086,581	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	72,464,250
178,412,614	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	189,704,275
52,929,449	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	56,263,353
278,232,225	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	295,645,789
53,583,450	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	56,965,709
29,670,162	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	31,501,380
35,441,490	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	37,606,206
418,270,718	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	443,767,062
176,942,067	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	187,653,363
72,114,463	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	76,444,015
165,445,410	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	175,415,779
54,431,913	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	57,680,707
61,144,443	Federal Home Loan Mortgage Corporation, Pool G08715	3.00%		08/01/2046	64,736,756
5,710,606	Federal Home Loan Mortgage Corporation, Pool G08741	3.00%		01/01/2047	6,037,902
4,360,327	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%		02/01/2048	4,593,889
25,654,118	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%		02/01/2032	27,522,513
53,946,976	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	59,008,180
156,634,459	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	170,408,029
23,991,147	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	25,193,757
50,729,013	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	54,378,361
50,626,377	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	54,282,323
80,663,013	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	86,492,212
4,744,216	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	5,289,541
6,473,497	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	7,217,673
5,275,262	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	5,880,122
4,437,968	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	4,946,918
31,510,642	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	33,648,702
11,613,888	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	12,401,066
32,551,762	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	34,889,557
22,369,212	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	24,336,845
73,422,420	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%		09/01/2046	77,765,040
8,304,056	Federal Home Loan Mortgage Corporation, Pool QA2310	3.00%		09/01/2044	8,814,577
84,099,593	Federal Home Loan Mortgage Corporation, Pool QA4681	2.50%		11/01/2049	87,765,430
23,135,072	Federal Home Loan Mortgage Corporation, Pool QA5100	3.00%		12/01/2044	24,579,442
13,412,633	Federal Home Loan Mortgage Corporation, Pool QA5290	2.50%		12/01/2049	13,997,292
40,637,327	Federal Home Loan Mortgage Corporation, Pool RB5011	3.00%		10/01/2039	42,841,279
143,802,889	Federal Home Loan Mortgage Corporation, Pool RB5022	3.00%		11/01/2039	151,606,924
60,573,725	Federal Home Loan Mortgage Corporation, Pool RB5026	2.50%		11/01/2039	63,183,228
13,504,034	Federal Home Loan Mortgage Corporation, Pool SB0039	2.50%		04/01/2033	14,319,081
96,874,007	Federal Home Loan Mortgage Corporation, Pool SB8031	2.50%		02/01/2035	101,527,732
48,999,785	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	51,749,905
4,456,097	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	4,710,480
4,598,709	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	4,882,947
15,776,234	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	16,456,899
25,498,466	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	26,598,571
21,455,485	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	22,383,951
2,303,801	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	2,404,611
38,379,406	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	39,815,767
3,093,878	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	3,386,291
21,452,625	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	22,699,073
511,118	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	557,271
2,972,864	Federal Home Loan Mortgage Corporation, Pool U99125	3.00%		01/01/2043	3,179,870
50,895,070	Federal Home Loan Mortgage Corporation, Pool U99193	3.50%		03/01/2044	55,013,189
111,394,701	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	119,133,189
30,824,538	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	32,964,028
32,627,351	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	35,487,379
12,596,798	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	13,781,173
181,748,800	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	193,850,641
24,001,189	Federal Home Loan Mortgage Corporation, Pool ZS4750	3.00%		01/01/2048	25,302,886
40,439,336	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	42,812,566
45,014,974	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	46,138,840
28,698,318	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	29,367,853
65,800,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-M2 (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.03%	^	02/25/2050	63,236,524
889,041	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,016,618
503,973	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	564,688
32,606,293	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	34,946,049
319,077	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	353,246
60,604,712	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	64,713,059
23,478,514	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	25,027,220
2,147,534	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	2,413,051
76,653,173	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	81,530,695
5,527,942	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	6,468,894
17,528,154	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	18,994,917
3,421,164	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	3,903,012
7,905,440	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	9,038,881
5,450,798	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	6,248,503
9,314,896	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	10,703,163
647,673	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	03/15/2035	58,153
3,529,133	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	07/15/2035	738,181
2,381,081	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	09/15/2035	384,140
739,544	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.55%	I/F I/O	10/15/2035	138,831
5,505,568	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	6,330,254
1,092,337	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,163,099
2,833,998	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	3,257,248
697,938	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	796,396
1,916,496	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	2,200,922
3,057,692	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/F I/O	08/15/2036	652,797
4,233,764	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	4,863,316
6,708,429	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	7,705,958
3,877,557	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.25%	I/F I/O	01/15/2037	903,753
14,297,951	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	15,615,237
4,334,633	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.90%	I/F I/O	02/15/2037	739,365
1,116,660	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,277,144
3,388,038	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	06/15/2037	561,119
663,235	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	778,562
8,023,925	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	08/15/2037	1,552,373
338,255	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	388,048
822,596	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	916,855
1,753,790	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.00%	I/F I/O	02/15/2038	255,958
2,019,743	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	249,558
331,663	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	45,367
553,476	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.85%	I/F I/O	02/15/2037	78,910
442,070	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	5.88%	I/F I/O	06/15/2038	67,526
261,222	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	5.89%	I/F I/O	07/15/2038	38,346
3,387,809	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.67%	I/F I/O	08/15/2038	649,663
4,140,760	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.37%	I/F I/O	02/15/2038	802,709
1,370,862	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.55%	I/O P/O	06/15/2038	1,473,841
76,287	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%	>	05/15/2039	80,696
5,082,491	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	06/15/2039	1,110,678
574,586	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/F I/O	06/15/2039	92,364
239,027	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.62%	I/F I/O	07/15/2039	35,380
5,437,317	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	7.02%	I/F I/O	08/15/2035	1,118,073
1,235,493	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	10/15/2049	235,115
31,835,587	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	33,913,775
1,713,301	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	1,853,991
3,327,315	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.17%	I/F I/O	03/15/2032	562,487
4,677,645	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	5,432,100
6,584,664	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	7,654,618
6,341,065	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	7,204,109
14,929,295	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	17,165,235
767,181	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	05/15/2040	82,277
5,942,036	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	08/15/2032	960,384
1,530,133	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	392,426
2,743,770	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.14%	I/F	08/15/2040	4,188,607
3,706,211	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	4,362,651
12,521,858	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	09/15/2040	2,299,131
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.63%	I/F	10/15/2040	3,257,247
15,503,602	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.65%	I/F	11/15/2040	19,303,375
19,277,137	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%	>	12/15/2040	23,143,092
4,466,101	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	4,806,449
12,688,424	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	13,712,138
26,245,829	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,784,472
13,311,556	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	14,650,264
3,413,959	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,706,699
11,573,464	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	12,805,022
8,604,010	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.13%	I/F	01/15/2041	9,591,647
9,952,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	10,764,089
3,395,972	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	3,705,477
10,866,282	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	11,704,161
10,743,810	Federal Home Loan Mortgage Corporation, Series 3798-FG (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	0.69%		01/15/2041	10,802,322
419,734	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	9.23%	I/F	12/15/2040	474,205
23,620,545	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%	>	02/15/2041	27,409,708
4,094,200	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	4,439,157
31,997,700	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	37,133,177
13,923,428	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	14,977,604
11,651,436	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	12,590,772
4,559,107	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	5,176,365
5,877,741	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.29%	I/F I/O	06/15/2040	546,241
7,335,310	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	8,556,964
26,948,888	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	29,183,991
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.65%	I/F	02/15/2041	5,715,093
11,099,008	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	12,555,194
7,899,655	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%	>	04/15/2041	9,643,052
21,388,779	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	24,412,624
7,820,209	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	8,652,404
34,518,319	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	40,332,412
10,534,011	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	11,379,279
8,293,023	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	8,862,225
4,185,614	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	4,434,413
16,658,754	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	17,650,387
23,881,122	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%	>	06/15/2041	27,721,003
4,522,818	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.79%	I/F I/O	07/15/2041	747,786
24,292,990	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	27,032,263
26,623,002	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	31,383,435
4,739,680	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	5,439,207
6,878,355	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	7,343,252
28,689,318	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	32,049,595
1,888,125	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	1,988,763
8,671,640	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	9,453,893
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	14.15%	I/F	10/15/2041	5,065,226
4,876,529	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	5,123,101
21,780,389	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	23,743,244
9,297,037	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,150,402
67,427,011	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%	>	01/15/2042	74,384,602
11,038,672	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	12,087,010
56,667,014	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	61,606,394
33,216,596	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%	>	03/15/2042	38,200,321
9,610,994	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	9,696,747
4,983,535	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	5,140,534
82,583,707	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	94,779,190
82,281,906	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	>	07/15/2042	94,540,100
3,400,875	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	3,424,087
45,292,869	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%	>	08/15/2042	49,339,918
96,177,575	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	106,905,683
30,242,263	Federal Home Loan Mortgage Corporation, Series 4116-AP	1.35%		08/15/2042	30,332,512
4,450,567	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,799,964
30,922,548	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	32,524,788
31,693,163	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%	>	02/15/2033	34,002,102
6,674,005	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	7,010,219
46,453,013	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%	>	03/15/2043	50,278,112
117,951,615	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%	>	01/15/2041	133,909,218
33,532,545	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%	>	03/15/2043	34,322,501
15,869,697	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	16,627,910
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	14,096,753
142,827,534	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.19%	I/F	06/15/2043	158,969,931
2,060,452	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	2,067,311
63,570,162	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	5.22%	I/F	07/15/2043	71,570,136
26,362,403	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%	>	07/15/2043	29,810,051
31,125,312	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	32,920,312
32,953,003	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%	>	07/15/2043	37,168,648
19,476,882	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	4.52%	I/F	09/15/2043	21,651,059
23,366,104	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%	>	09/15/2033	25,343,133
24,366,917	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%	>	10/15/2040	26,902,097
23,085,290	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00%	>	08/15/2033	25,195,577
30,441,584	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	30,971,024
20,331,870	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%	>	05/15/2044	23,579,831
16,569,475	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	16,950,173
24,552,770	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	25,079,489
16,078,312	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%	>	08/15/2044	18,091,150
51,116,842	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%	>	08/15/2044	56,472,026
51,482,737	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	53,689,210
3,498,212	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	3,744,706
13,825,246	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	14,234,094
27,941,314	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%	>	09/15/2044	29,639,062
1,520,871	Federal Home Loan Mortgage Corporation, Series 4386-US (-2 x 1 Month LIBOR USD + 8.14%, 8.14% Cap)	7.84%	I/F	09/15/2044	1,577,046
115,430,297	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	118,810,812
141,611,513	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%	>	09/15/2044	154,526,058
29,583,856	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	30,446,805
43,115,799	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	44,768,828
52,794,800	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	55,753,621
37,928,838	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	40,271,744
22,970,183	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.42%	I/F I/O	07/15/2044	3,279,244
29,312,542	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	30,427,222
26,985,361	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%	>	02/15/2045	29,975,930
6,736,959	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	6,933,866
10,090,179	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%	>	02/15/2045	11,225,955
32,867,620	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	33,871,611
29,331,915	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%	>	02/15/2045	32,142,496
31,691,600	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	32,679,953
28,364,688	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%	>	08/15/2043	31,979,010
8,777,630	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%	>	03/15/2045	9,244,378
7,633,331	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%	>	03/15/2045	8,143,649
9,003,237	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%	>	04/15/2045	9,566,411
52,534,446	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%	>	04/15/2045	56,873,718
29,185,803	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%	>	04/15/2045	31,245,699
103,263,816	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	107,265,206
89,793,616	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	93,388,135
90,901,143	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	96,183,626
37,709,924	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	39,005,346
155,704,460	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	164,007,665
66,572,525	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	69,460,734
17,424,252	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%	>	06/15/2045	18,074,232
9,499,835	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%	>	07/15/2045	10,214,901
21,301,922	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	21,741,359
21,114,379	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	21,904,090
35,713,305	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	37,692,229
24,824,606	Federal Home Loan Mortgage Corporation, Series 4510-HB	2.00%		03/15/2040	24,912,847
12,677,396	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	12,794,136
13,996,478	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	14,136,189
105,915,314	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	110,986,338
47,048,272	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	49,915,836
99,907,652	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	104,068,865
94,601,087	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	99,753,251
148,101,314	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	156,249,848
43,506,081	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	47,023,670
102,147,097	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	107,765,494
57,009,687	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	58,978,545
49,640,438	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	51,472,994
34,156,551	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	34,779,621
31,253,510	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	32,611,575
41,455,977	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	42,999,284
63,264,211	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	66,040,979
43,317,299	Federal Home Loan Mortgage Corporation, Series 4763-QA	3.00%		06/15/2043	44,153,019
45,908,250	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	47,284,198
22,831,819	Federal Home Loan Mortgage Corporation, Series 4778-NA	4.50%		06/15/2044	23,324,598
22,373,908	Federal Home Loan Mortgage Corporation, Series 4791-IO	3.00%	I/O	05/15/2048	1,536,242
165,639,644	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	171,746,877
21,440,590	Federal Home Loan Mortgage Corporation, Series 4791-LI	3.00%	I/O	05/15/2048	1,460,422
21,440,590	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00%	P/O	05/15/2048	20,471,385
72,173,897	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00%	P/O	05/15/2048	68,425,250
63,771,683	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	66,905,239
30,835,352	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	32,382,624
33,320,020	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00%	P/O	05/15/2048	33,003,067
27,875,953	Federal Home Loan Mortgage Corporation, Series 4800-MZ	4.00%	>	06/15/2048	30,563,312
35,279,091	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00%	P/O	06/15/2048	33,590,242
31,870,312	Federal Home Loan Mortgage Corporation, Series 4827-KA	4.00%		06/15/2044	32,346,581
4,040,749	Federal Home Loan Mortgage Corporation, Series 4868-Z	4.00%	>	03/15/2049	4,374,229
25,466,242	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	27,113,719
47,918,118	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	55,823,616
6,890,474	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	7,893,696
5,221,627	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	5,997,517
8,470,005	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	9,724,660
5,952,314	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	6,834,306
2,347,788	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	2,695,055
1,941,460	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	2,231,810
4,792,234	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	5,505,289
190,697	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	218,564
1,093,205	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,252,810
9,637,632	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	10,742,349
12,305,046	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	13,190,443
638,876	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	711,108
153,127	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	175,533
1,233,452	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,483,551
1,024,618	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,239,112
9,268,428	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	10,638,764
15,410,813	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	17,690,675
13,688,067	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	14,746,278
194,879	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	205,958
1,338,868	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	1,442,030
6,984,391	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	7,354,828
2,960,516	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	3,091,551
4,529,698	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	4,730,139
26,455,171	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	28,322,151
23,525,575	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	25,166,007
4,248,035	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	4,543,315
8,287,236	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	8,870,831
14,987,105	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	16,044,483
7,512,331	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	7,856,331
22,313,769	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	23,787,911
7,081,017	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	7,572,185
9,504,883	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	10,134,188
28,118,870	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	29,971,821
14,371,647	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	15,272,657
88,996,774	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	95,372,518
63,375,137	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	67,933,447
47,143,944	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	50,265,687
25,349,005	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	27,115,275
28,560,919	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	30,534,562
12,563,719	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	13,396,286
17,284,880	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	18,430,286
22,769,575	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	24,211,674
10,112,876	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	10,783,061
20,425,112	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	21,718,722
15,461,301	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	16,486,043
49,912,990	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	53,221,184
9,131,374	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	9,736,563
764,148	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	830,840
764,351	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	872,779
551,278	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	629,997
6,818,736	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	7,490,355
681,485	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	726,970
6,385,114	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	6,677,607
1,476,936	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,590,332
4,882,288	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	5,179,344
3,346,152	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	3,492,696
878,789	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	942,703
1,607,227	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	1,678,947
2,920,507	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	3,048,539
3,310,810	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	3,461,146
1,785,573	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,867,249
15,410,973	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	16,096,027
4,279,121	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	4,474,479
1,158,903	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,211,789
21,833,467	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	23,974,828
12,965,311	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	13,514,769
1,694,077	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	1,768,674
24,109,426	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	25,809,865
5,254,097	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	5,487,569
5,175,853	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	5,413,275
5,353,514	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	5,598,694
5,650,102	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	5,908,560
593,423	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	645,820
97,748,397	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	104,524,492
48,605,880	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	51,974,623
2,052,536	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,176,205
7,821,722	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	8,718,396
19,745,240	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	20,488,119
26,929,422	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	27,948,363
62,725,249	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	68,888,324
49,461,392	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	52,986,173
18,208,114	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	20,076,475
52,465,649	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	58,394,959
47,738,918	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	52,203,188
20,624,181	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	21,567,733
48,432,770	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	50,476,214
44,996,964	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	46,816,608
13,425,822	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	14,391,584
15,413,027	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	16,522,567
19,020,030	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	21,142,288
17,307,017	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	19,132,552
14,765,744	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	16,139,296
7,325,100	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	8,087,066
5,395,891	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	5,912,454
26,012,255	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	27,712,577
12,247,144	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	13,048,567
23,536,696	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	25,082,834
105,889,171	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	112,545,959
33,146,883	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	35,107,782
20,547,890	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	21,895,283
30,822,904	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	32,844,420
22,713,278	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	24,838,999
24,522,034	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	26,126,318
213,691,883	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	227,029,435
90,276,153	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	95,980,281
30,487,445	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	32,492,906
27,514,455	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	29,324,510
38,674,016	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	41,218,592
19,950,438	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	21,261,991
21,719,438	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	23,146,531
42,789,525	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	44,654,176
53,773,517	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	57,194,076
15,101,843	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	15,756,670
8,400,986	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	8,764,025
10,562,937	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	11,024,059
17,872,387	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	19,546,721
42,011,980	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%		11/01/2046	44,484,883
1,687,095	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,834,251
6,391,860	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	6,954,664
1,367,098	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	1,487,461
97,478	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	104,692
168	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	169
150,674	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	161,339
8,886	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	9,407
11,942	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	12,630
2,017,818	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	2,155,412
111,045	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	117,441
221,214	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	233,955
444,259	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	478,535
11,039,370	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	11,891,331
4,265,136	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	4,460,324
85,093,317	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	89,534,999
36,339,252	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	38,890,531
44,092,156	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	47,195,094
21,802,966	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	23,333,560
6,735,775	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	7,021,829
30,085,036	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	31,911,113
4,254,044	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	4,430,826
63,298,327	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	67,987,480
9,458,627	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	9,859,616
6,750,361	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	7,060,836
38,429,207	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	41,140,828
96,980,863	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	101,133,276
112,155,196	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	116,947,008
26,076,307	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	27,915,284
28,715,284	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	29,939,233
5,071,254	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	5,429,143
62,597,909	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	65,243,304
33,764,819	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	35,752,961
4,166,894	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	4,345,104
18,668,083	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	19,905,025
73,428,861	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	77,711,249
44,606,487	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	47,409,860
77,556,627	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	82,410,623
9,842,526	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	10,494,903
52,881,533	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	55,634,813
19,957,988	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	20,772,633
15,947,878	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	16,599,875
31,391,525	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	33,387,835
59,937,277	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	62,387,142
67,839,861	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	70,793,733
69,144,810	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	72,147,340
76,514,609	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	79,467,360
36,040,394	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	38,152,907
5,859,678	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	6,311,117
25,097,887	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	26,896,044
40,198,356	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	42,796,820
14,557,942	Federal National Mortgage Association, Pool AN1210	2.85%		05/01/2031	16,330,674
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	11,685,245
57,870,579	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	60,115,953
122,561,644	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	127,805,176
55,951,849	Federal National Mortgage Association, Pool AS8056	3.00%		10/01/2046	59,245,293
72,338,854	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	76,637,928
47,295,463	Federal National Mortgage Association, Pool AS8269	3.00%		11/01/2046	50,072,164
46,645,642	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	49,218,659
72,628,699	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	75,368,120
15,420,736	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	16,313,849
13,765,301	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	14,836,045
120,503,263	Federal National Mortgage Association, Pool BF0314	3.00%		01/01/2053	128,309,779
103,626,213	Federal National Mortgage Association, Pool BF0353	3.00%		05/01/2053	110,339,908
57,681,590	Federal National Mortgage Association, Pool BF0391	3.00%		09/01/2053	61,418,455
20,000,000	Federal National Mortgage Association, Pool BL1752	3.68%		03/01/2029	22,952,634
8,250,000	Federal National Mortgage Association, Pool BL2998	2.97%		07/01/2029	9,204,544
41,755,800	Federal National Mortgage Association, Pool BL3480	2.75%		08/01/2029	45,996,588
30,983,810	Federal National Mortgage Association, Pool BL3647	2.69%		08/01/2030	34,403,247
50,173,000	Federal National Mortgage Association, Pool BL4008	2.37%		10/01/2031	55,299,670
27,690,000	Federal National Mortgage Association, Pool BL4098	2.27%		09/01/2029	30,139,523
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	14,315,738
25,800,000	Federal National Mortgage Association, Pool BL4214	2.37%		10/01/2031	28,436,167
3,206,000	Federal National Mortgage Association, Pool BL4339	2.29%		10/01/2031	3,498,565
6,496,000	Federal National Mortgage Association, Pool BL4354	2.37%		10/01/2031	7,148,161
107,000,000	Federal National Mortgage Association, Pool BL4468	2.41%		10/01/2029	116,848,437
24,380,000	Federal National Mortgage Association, Pool BL4656	2.29%		10/01/2029	26,457,737
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	69,549,395
75,725,000	Federal National Mortgage Association, Pool BL4881	2.31%		12/01/2029	82,361,281
73,850,000	Federal National Mortgage Association, Pool BL4937	2.32%		12/01/2029	80,420,795
34,160,000	Federal National Mortgage Association, Pool BL4938	2.32%		12/01/2029	37,199,382
14,220,000	Federal National Mortgage Association, Pool BL4939	2.32%		12/01/2029	15,485,223
65,121,000	Federal National Mortgage Association, Pool BL4969	2.35%		11/01/2029	71,095,775
21,686,000	Federal National Mortgage Association, Pool BL5111	2.41%		01/01/2030	23,686,851
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%		02/01/2032	18,713,402
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	32,872,570
46,800,000	Federal National Mortgage Association, Pool BL5400	2.54%		02/01/2030	50,700,001
103,889,000	Federal National Mortgage Association, Pool BL5401	2.54%		02/01/2030	112,546,418
24,557,000	Federal National Mortgage Association, Pool BL5833	2.60%		03/01/2030	26,801,990
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	9,010,176
22,828,000	Federal National Mortgage Association, Pool BL5870	2.30%		02/01/2032	24,983,735
60,000,000	Federal National Mortgage Association, Pool BL5953	2.15%		03/01/2030	64,771,619
20,570,000	Federal National Mortgage Association, Pool BL6297	2.08%		05/01/2030	21,885,212
84,708,927	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	90,089,369
48,827,158	Federal National Mortgage Association, Pool BM5299	3.00%		12/01/2046	51,683,932
74,280,159	Federal National Mortgage Association, Pool BM5633	3.00%		07/01/2047	78,609,516
19,499,595	Federal National Mortgage Association, Pool BM5834	3.00%		04/01/2048	20,217,548
85,384,227	Federal National Mortgage Association, Pool BO6208	2.50%		12/01/2049	89,106,091
31,063,068	Federal National Mortgage Association, Pool CA0862	3.50%		09/01/2047	32,771,934
13,534,963	Federal National Mortgage Association, Pool CA3898	3.00%		07/01/2034	14,516,003
9,423,814	Federal National Mortgage Association, Pool CA4413	3.00%		10/01/2049	9,909,917
129,971,870	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	137,567,542
85,851,773	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	90,929,163
73,596,570	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	76,510,466
73,885,923	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	76,733,564
26,873,454	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	27,908,205
83,839,675	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	87,068,583
7,922,181	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	8,217,686
117,616,614	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	124,296,017
42,456,420	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	44,927,959
12,744,735	Federal National Mortgage Association, Pool MA3830	2.50%		11/01/2039	13,293,693
33,543,059	Federal National Mortgage Association, Pool MA3889	2.50%		01/01/2040	34,995,470
77,494,421	Federal National Mortgage Association, Pool MA3930	2.50%		02/01/2035	81,217,171
68,300,000	Federal National Mortgage Association, Pool MA4074	2.00%		07/01/2035	70,717,382
606,178	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	693,209
868,853	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	975,247
12,525,966	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	14,331,717
2,407,384	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	2,748,506
1,177,109	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,349,333
9,179,990	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	10,564,644
8,457,657	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	9,714,482
2,204,774	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	03/25/2034	260,814
2,305,537	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	7.52%	I/F I/O	07/25/2034	507,633
3,653,936	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	4,201,594
4,846	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	4,844
158,745	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	168,413
525,324	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	574,494
4,208,028	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.52%	I/F I/O	10/25/2035	872,575
3,647,233	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.40%	I/F I/O	10/25/2036	839,383
1,478,868	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.14%	I/F I/O	01/25/2037	324,137
800,435	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	926,612
6,019,101	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	07/25/2036	1,037,714
828,390	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.42%	I/F I/O	10/25/2036	126,795
8,494,999	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	9,720,188
855,030	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	05/25/2037	132,484
5,522,733	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	6.63%	I/F I/O	03/25/2037	1,157,733
2,813,685	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.26%	I/F I/O	04/25/2037	635,062
366,408	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	5.93%	I/F I/O	04/25/2037	59,062
2,822,236	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	04/25/2037	521,886
2,362,093	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.44%	I/F I/O	10/25/2036	489,206
3,475,218	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	4,051,872
1,941,626	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,101,041
2,924,877	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	5.69%	I/F I/O	08/25/2037	626,222
800,289	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	03/25/2037	169,654
489,593	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	559,645
3,421,166	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	3,728,159
6,642,246	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	7,687,849
643,098	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	06/25/2037	94,714
1,021,947	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/F I/O	07/25/2038	122,689
632,422	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	02/25/2037	98,580
1,129,236	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	02/25/2038	226,963
676,197	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	07/25/2038	96,972
600,845	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	07/25/2038	87,558
1,659,626	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	08/25/2038	333,954
537,288	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	607,825
4,860,020	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	5,238,551
713,057	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	01/25/2040	113,186
478,215	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	523,432
1,638,080	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	06/25/2039	275,458
1,020,408	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	06/25/2039	136,723
662,967	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/F I/O	07/25/2039	60,049
421,972	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.77%	I/F I/O	07/25/2039	74,534
4,377,866	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	07/25/2039	831,772
588,627	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	644,205
1,541,936	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	1,725,496
649,832	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.62%	I/F I/O	09/25/2039	98,819
3,357,296	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	3,563,374
2,598,214	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	2,819,092
10,085,648	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	7.05%	I/F I/O	01/25/2036	2,279,007
13,467,313	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	10/25/2039	3,401,898
1,050,916	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.54%	I/F I/O	04/25/2037	161,175
1,112,404	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,191,077
12,642,767	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	4.30%	I/F I/O	09/25/2040	1,864,981
5,987,645	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	6,786,514
15,533,692	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	16,470,638
3,649,201	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.17%	I/F I/O	02/25/2040	754,745
1,755,786	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	1,897,949
1,124,313	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.77%	I/F I/O	10/25/2050	160,137
2,861,773	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	3,168,559
758,905	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.32%	I/F I/O	10/25/2040	71,362
2,254,068	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	2,395,683
20,821,620	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.32%	I/F I/O	10/25/2040	2,722,339
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.10%	I/F	11/25/2040	1,056,651
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.48%	I/F	11/25/2040	329,459
4,739,915	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	5,182,285
2,978,238	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	3,160,466
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.48%	I/F	12/25/2040	140,482
9,128,736	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	9,957,572
7,211,003	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.47%	I/F I/O	01/25/2026	729,601
9,485,405	Federal National Mortgage Association, Series 2010-150-FD (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	0.69%		01/25/2041	9,519,344
22,839,693	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	25,334,326
7,829,073	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/F I/O	03/25/2040	1,368,006
2,414,336	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	2,792,316
1,142,359	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/F I/O	03/25/2040	121,855
416,550	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	12/25/2049	33,014
1,814,325	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.07%	I/F I/O	02/25/2050	363,326
1,359,550	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	04/25/2040	106,613
4,045,641	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	4,222,444
3,345,551	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.75%	I/F I/O	04/25/2040	427,005
559,177	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	04/25/2040	72,157
500,666	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	04/25/2040	82,575
1,013,826	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/F I/O	05/25/2040	106,612
6,762,710	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	7,169,718
1,957,835	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	6.05%	I/F I/O	02/25/2040	369,999
735,951	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	12.00%	I/F	06/25/2040	947,008
5,692,532	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.59%	I/F I/O	06/25/2040	1,253,771
2,123,205	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	03/25/2039	52,850
5,822,030	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.82%	I/F I/O	01/25/2040	965,254
679,102	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	771,579
501,952	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	536,456
6,160,115	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	7,097,919
13,569,566	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		06/25/2040	13,632,355
24,952,913	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	28,020,672
4,840,981	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	5,125,024
18,057,138	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	20,311,234
2,810,563	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	3,045,296
5,621,114	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	6,090,579
7,212,796	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	7,759,694
505,591	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.67%	I/F I/O	08/25/2040	73,097
1,581,707	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	1,701,464
8,304,680	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.14%	I/F	09/25/2040	15,186,649
1,265,673	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	5.12%	I/F I/O	02/25/2040	186,359
37,461,738	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	40,906,439
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	9.75%	I/F	11/25/2041	778,409
7,262,630	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	7,965,657
9,218,228	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	10,668,777
3,699,446	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	4,112,021
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	35,872,596
22,577,706	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	24,408,843
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	42,068,768
692,735	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.29%	I/F I/O	03/25/2041	117,685
6,365,550	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	6,632,795
4,737,661	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	8.65%	I/F	04/25/2041	5,522,493
45,304,534	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	48,579,363
8,822,777	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	9,710,609
23,333,903	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	24,817,804
4,287,296	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	4,495,036
10,348,079	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	11,775,975
8,288,580	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	9,085,706
5,859,548	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	6,107,286
11,002,875	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	12,134,561
3,199,757	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	3,441,753
5,956,933	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	6,432,787
21,593,067	Federal National Mortgage Association, Series 2011-45-ZA	4.00%	>	05/25/2031	23,714,065
9,220,388	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	9,757,683
1,176,748	Federal National Mortgage Association, Series 2011-48-SC (-2 x 1 Month LIBOR USD + 9.20%, 9.20% Cap)	8.83%	I/F	06/25/2041	1,279,223
19,475,686	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		06/25/2041	19,500,136
1,222,649	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,366,395
10,067,606	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	10,495,417
13,265,878	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	14,812,998
5,336,290	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	6,006,500
20,694,328	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	22,561,477
29,628,770	Federal National Mortgage Association, Series 2011-99-CZ	4.50%	>	10/25/2041	34,024,923
69,878,443	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	80,022,410
13,545,371	Federal National Mortgage Association, Series 2012-104-Z	3.50%	>	09/25/2042	14,848,853
9,205,236	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	9,706,099
30,707,224	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	34,570,795
5,107,250	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	5,128,281
41,219,711	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	41,674,546
44,662,049	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	47,844,069
50,231,685	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	53,813,697
27,753,467	Federal National Mortgage Association, Series 2012-132-KH	1.75%		12/25/2032	28,717,473
27,180,489	Federal National Mortgage Association, Series 2012-144-PT	4.19%	#	11/25/2049	30,130,115
11,856,132	Federal National Mortgage Association, Series 2012-14-BZ	4.00%	>	03/25/2042	13,208,131
27,095,902	Federal National Mortgage Association, Series 2012-15-PZ	4.00%	>	03/25/2042	31,812,247
20,071,328	Federal National Mortgage Association, Series 2012-20-ZT	3.50%	>	03/25/2042	22,024,989
62,559,225	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	70,222,073
51,437,585	Federal National Mortgage Association, Series 2012-31-Z	4.00%	>	04/25/2042	56,799,228
4,243,200	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	4,263,316
19,831,594	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		07/25/2042	19,862,880
36,955,495	Federal National Mortgage Association, Series 2012-74-Z	4.00%	>	07/25/2042	42,253,693
6,113,763	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	6,197,185
26,649,186	Federal National Mortgage Association, Series 2012-86-ZC	3.50%	>	08/25/2042	30,450,644
37,129,298	Federal National Mortgage Association, Series 2012-96-VZ	3.50%	>	09/25/2042	40,514,353
20,994,902	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	23,670,685
36,684,034	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	39,747,385
18,806,630	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	20,083,837
27,267,373	Federal National Mortgage Association, Series 2013-130-ZE	3.00%	>	01/25/2044	29,178,069
24,499,568	Federal National Mortgage Association, Series 2013-133-ZT	3.00%	>	01/25/2039	26,546,933
13,047,595	Federal National Mortgage Association, Series 2013-36-Z	3.00%	>	04/25/2043	14,402,370
19,081,359	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	20,640,115
19,292,416	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.18%	I/F	04/25/2043	20,050,835
3,016,692	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	3,073,736
7,059,931	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.72%	I/F	06/25/2043	7,383,398
116,346,501	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	123,139,391
18,692,976	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	12/25/2042	2,737,689
25,266,587	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	26,104,053
24,955,052	Federal National Mortgage Association, Series 2014-12-GZ	3.50%	>	03/25/2044	26,969,225
26,530,857	Federal National Mortgage Association, Series 2014-21-GZ	3.00%	>	04/25/2044	28,316,214
31,001,033	Federal National Mortgage Association, Series 2014-37-ZY	2.50%	>	07/25/2044	31,797,096
50,271,836	Federal National Mortgage Association, Series 2014-39-ZA	3.00%	>	07/25/2044	52,343,694
11,489,964	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	11,690,413
28,207,714	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	28,807,153
160,284	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	160,142
60,252,609	Federal National Mortgage Association, Series 2014-60-EZ	3.00%	>	10/25/2044	67,521,911
42,531,470	Federal National Mortgage Association, Series 2014-61-ZV	3.00%	>	10/25/2044	47,505,304
35,866,799	Federal National Mortgage Association, Series 2014-64-NZ	3.00%	>	10/25/2044	38,000,392
64,975,588	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	66,767,511
12,629,356	Federal National Mortgage Association, Series 2014-67-DZ	3.00%	>	10/25/2044	13,495,045
59,468,643	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	61,186,442
40,374,031	Federal National Mortgage Association, Series 2014-68-MZ	3.00%	>	11/25/2044	43,125,129
28,171,297	Federal National Mortgage Association, Series 2014-6-Z	2.50%	>	02/25/2044	29,861,012
24,896,285	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	25,551,207
22,791,564	Federal National Mortgage Association, Series 2014-77-VZ	3.00%	>	11/25/2044	24,341,417
15,615,846	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	16,131,931
29,270,351	Federal National Mortgage Association, Series 2014-84-KZ	3.00%	>	12/25/2044	32,877,041
69,035,582	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	71,040,789
134,996,552	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	145,729,183
23,705,819	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	24,903,733
66,244,365	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	68,751,681
14,417,293	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	15,053,883
46,019,223	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	48,273,847
7,032,491	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	7,143,308
40,388,417	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	41,334,835
119,387,142	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	124,375,041
32,940,936	Federal National Mortgage Association, Series 2015-8-AP	2.00%		03/25/2045	33,812,157
12,748,980	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	13,159,377
48,110,068	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	51,551,525
30,491,756	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	31,878,177
76,559,163	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	80,822,092
78,852,768	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	82,921,965
65,071,072	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	67,339,085
28,661,780	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	29,813,207
74,589,175	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	77,450,371
39,839,421	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	41,464,495
39,377,253	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	40,095,525
17,549,732	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	17,834,452
9,324,594	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	9,442,495
13,865,095	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	14,293,841
21,010,795	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	21,441,447
44,241,583	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	3,314,004
73,072,238	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	68,874,530
5,402,229	Federal National Mortgage Association, Series 2018-23-CG	2.75%		12/25/2043	5,466,196
100,409,983	Federal National Mortgage Association, Series 2018-27-AO	0.00%	P/O	05/25/2048	98,364,240
39,156,201	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	41,037,649
47,459,792	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	50,503,427
19,643,263	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	20,802,832
139,724,462	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	146,675,363
49,066,115	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	51,941,296
153,465,613	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	162,458,406
31,365,887	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	32,852,085
79,952,961	Federal National Mortgage Association, Series 2018-85-PO	0.00%	P/O	12/25/2048	75,027,915
56,849,461	Federal National Mortgage Association, Series 2019-12-BA	3.00%		04/25/2049	59,555,786
22,863,681	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	23,910,170
6,840,559	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/F I/O	11/25/2039	1,190,288
73,377,727	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	78,111,853
2,752,900	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	2,864,200
9,861,808	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.91%	I/F I/O	08/20/2033	1,946,960
4,080,472	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	4,612,317
2,179,092	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	2,513,784
4,477,708	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.89%	I/F I/O	10/20/2034	869,942
1,109,800	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,272,529
12,145,554	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	13,823,126
848,898	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	38.57%	I/F	05/20/2036	1,599,053
5,110,594	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	4.50%	I/F I/O	04/20/2037	578,153
3,827,842	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.30%	I/F I/O	01/16/2038	877,055
6,706,790	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	7.49%	I/F I/O	05/16/2038	1,856,082
2,704,076	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	6.15%	I/F I/O	05/20/2038	353,630
3,045,606	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.06%	I/F I/O	06/20/2038	674,321
2,269,646	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.05%	I/F I/O	06/16/2038	495,777
976,606	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.86%	I/F I/O	09/20/2038	125,977
2,133,779	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.36%	I/F I/O	11/16/2036	396,155
7,808,987	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	8,692,457
4,719,507	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.45%	I/F I/O	02/16/2039	937,349
1,520,016	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.91%	I/F I/O	09/20/2038	218,572
4,284,582	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	4,789,423
24,674,744	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	27,825,448
8,026	Government National Mortgage Association, Series 2009-41-ZQ	4.50%	>	06/16/2039	10,081
2,593,759	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	2,934,074
530,137	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	578,933
2,139,155	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.00%	I/F I/O	04/16/2039	306,882
3,634,092	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,042,971
2,573,668	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.55%	I/F I/O	03/20/2037	275,326
18,023,488	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.86%	I/F I/O	03/20/2040	2,496,648
5,876,271	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.55%	I/F I/O	01/16/2040	1,215,504
4,081,215	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	4,641,908
50,538,761	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.06%	I/F I/O	02/20/2040	10,069,505
4,266,854	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	4,901,350
4,269,965	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	5.49%	I/F I/O	04/20/2040	793,797
1,297,275	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.36%	I/F I/O	09/20/2039	237,114
13,051,331	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.56%	I/F I/O	05/20/2040	2,397,296
10,492,096	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	12,290,662
6,830,915	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.12%	I/F	12/20/2040	7,711,340
6,839,960	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.12%	I/F	12/20/2040	7,675,210
2,943,490	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	3,285,859
1,890,583	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	1,852,336
18,793,818	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.16%	I/F I/O	05/20/2041	3,190,055
17,914,724	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	20,000,424
6,871,229	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.19%	I/F I/O	05/20/2041	1,180,161
5,346,046	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.96%	I/F I/O	05/20/2041	1,184,849
2,444,767	Government National Mortgage Association, Series 2012-105-SE (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/F I/O	01/20/2041	113,653
4,649,045	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	4,695,732
18,263,815	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.96%	I/F I/O	08/20/2043	3,720,241
20,631,939	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.00%	I/F I/O	09/16/2043	4,164,697
19,996,241	Government National Mortgage Association, Series 2013-182-WZ	2.50%	>	12/20/2043	20,758,508
61,639,452	Government National Mortgage Association, Series 2013-182-ZW	2.50%	>	12/20/2043	63,989,178
12,847,267	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.05%	I/F I/O	02/16/2043	2,003,921
12,538,697	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.06%	I/F I/O	02/20/2043	2,597,565
24,793,038	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	26,313,278
23,570,244	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.41%	I/F I/O	11/20/2044	4,031,978
24,711,245	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.41%	I/F I/O	11/20/2044	4,475,246
38,394,750	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.36%	I/F I/O	02/20/2044	7,150,151
21,468,649	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/F I/O	03/20/2044	4,520,673
20,388,325	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.05%	I/F I/O	04/16/2044	4,441,289
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	9,121,099

Total US Government and Agency Mortgage Backed Obligations (Cost $21,153,993,276)					22,619,405,053

US Government and Agency Obligations - 9.6%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	82,515,040
470,000,000	United States Treasury Notes	2.88%		05/15/2028	554,746,875
150,000,000	United States Treasury Notes	2.88%		08/15/2028	177,653,320
500,000,000	United States Treasury Notes	3.13%		11/15/2028	604,560,545
310,800,000	United States Treasury Notes	2.63%		02/15/2029	364,236,960
608,200,000	United States Treasury Notes	2.38%		05/15/2029	701,983,966
700,000,000	United States Treasury Notes	1.75%		11/15/2029	772,898,434
718,000,000	United States Treasury Notes	1.50%		02/15/2030	776,225,312
114,000,000	United States Treasury Notes	1.13%		05/15/2040	112,955,742
730,000,000	United States Treasury Notes	1.25%		05/15/2050	701,028,125

Total US Government and Agency Obligations (Cost $4,414,193,476)					4,848,804,319

Affiliated Mutual Funds - 0.1%
5,019,336	Doubleline Income Fund (Class I)				42,714,545

Total Affiliated Mutual Funds (Cost $49,921,790)					42,714,545

Short Term Investments - 2.9%
496,505,338	First American Government Obligations Fund - Class U	0.11%	◆		496,505,338
496,505,327	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	◆		496,505,327
496,505,326	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		496,505,326

Total Short Term Investments (Cost $1,489,515,991)					1,489,515,991

Total Investments - 99.8% (Cost $49,776,481,309)					50,465,119,355
Other Assets in Excess of Liabilities - 0.2%					81,880,564

NET ASSETS - 100.0%					$50,546,999,919

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#	Variable rate security. Rate disclosed as of June 30, 2020.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

>

Includes U.S. Agency bonds that accrue interest which is added to the outstanding principal balance. The interest payments will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

P/O	Principal only security

◆	Seven-day yield as of June 30, 2020

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

Þ	Value determined using significant unobservable inputs.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	44.7%
Non-Agency Residential Collateralized Mortgage Obligations	27.1%
US Government and Agency Obligations	9.6%
Non-Agency Commercial Mortgage Backed Obligations	7.6%
Collateralized Loan Obligations	4.1%
Asset Backed Obligations	3.7%
Short Term Investments	2.9%
Affiliated Mutual Funds	0.1%
Other Assets and Liabilities	0.2%

100.0%

A summary of the DoubleLine Total Return Bond Fund’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Income Fund (Class I)	$56,624,814	$-	$(16,000,000)	5,019,336	$42,714,545	$6,227,583	$385,282	$(4,137,852)

	$56,624,814	$-	$(16,000,000)	5,019,336	$42,714,545	$6,227,583	$385,282	$(4,137,852)

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.